UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08134

Investment Company Act File Number

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance High Yield Municipal Income Fund

Eaton Vance TABS Short-Term Municipal Bond Fund

Eaton Vance TABS Intermediate-Term Municipal Bond Fund

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund

Eaton Vance TABS 1-to-10 Year Laddered Municipal Bond Fund

Eaton Vance TABS 10-to-20 Year Laddered Municipal Bond Fund

Eaton Vance

High Yield Municipal Income Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 99.5%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.1%
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.65%, 10/1/28	$3,750	$3,788,325
New York City Industrial Development Agency, NY, (Brooklyn Navy Yard Cogeneration Partners, L.P.), (AMT), 5.75%, 10/1/36	8,045	8,127,220
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	567	170,156

		$12,085,701

Education — 5.5%
California Educational Facilities Authority, (Art Center College of Design), 5.00%, 12/1/44	$3,000	$3,314,940
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/34	1,225	1,375,589
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/36	1,250	1,390,375
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/38	1,500	1,660,560
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/38(2)	545	531,108
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 5.375%, 6/15/48(2)	1,020	975,579
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/33	200	217,900
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/34	240	261,144
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 5.00%, 7/1/41	400	427,792
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(2)	750	770,078
Forest Grove, OR, (Pacific University), 5.00%, 5/1/40	1,070	1,117,743
Forest Grove, OR, (Pacific University), 5.25%, 5/1/34	2,055	2,179,369
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,257,760
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(3)	10,000	10,193,300
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,325	1,436,750
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/31	500	557,630
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/33	1,000	1,107,880
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/34	1,000	1,102,990
Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/35	1,000	1,099,340
Romeoville, IL, (Lewis University), 5.00%, 10/1/27	1,000	1,074,180
Romeoville, IL, (Lewis University), 5.00%, 10/1/29	1,000	1,062,440
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,057,790
Romeoville, IL, (Lewis University), 5.00%, 10/1/35	2,000	2,086,780
University of California, 5.00%, 5/15/38(3)	10,000	10,895,300
Westchester County Local Development Corp., NY, (Pace University), 5.00%, 5/1/34	8,135	8,698,430

		$58,852,747

1

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 2.8%
Apache County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.50%, 3/1/30	$3,845	$4,017,794
Arkansas River Power Authority, CO, 5.00%, 10/1/31	1,500	1,644,885
Arkansas River Power Authority, CO, 5.00%, 10/1/32	1,500	1,637,115
Arkansas River Power Authority, CO, 5.00%, 10/1/38	2,825	3,013,710
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	10,000	9,269,900
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	730	749,469
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 4.00%, 3/1/37	7,500	7,115,775
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 4.00%, 9/1/29	1,520	1,569,385
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	210	220,561
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	320	326,647

		$29,565,241

Escrowed/Prerefunded — 3.3%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.00%, 7/15/30	$1,150	$1,205,349
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.25%, 7/15/40	1,290	1,355,893
Brooklyn Arena Local Development Corp., NY, (Barclays Center), Prerefunded to 1/15/20, 6.375%, 7/15/43	700	736,792
Dawson Ridge Metropolitan District No. 1, CO, Escrowed to Maturity, 0.00%, 10/1/22	3,500	3,179,365
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Obligated Group), Prerefunded to 7/1/20, 5.50%, 7/1/40	6,555	6,915,132
Johnson City Health and Educational Facilities Board, TN, (Mountain States Health Alliance), Prerefunded to 7/1/20, 6.00%, 7/1/38	3,335	3,542,504
Massachusetts Development Finance Agency, (Tufts Medical Center), Prerefunded to 1/1/21, 6.75%, 1/1/36	1,205	1,319,921
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.125%, 7/1/31	2,500	2,553,050
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	150	159,713
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	195	207,626
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.45%, 12/1/35	1,125	1,200,127
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,778,548
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	150	153,749
Washington, Prerefunded to 2/1/21, 5.25%, 2/1/36(3)	10,000	10,687,600

		$34,995,369

General Obligations — 6.0%
California, 5.00%, 12/1/31	$5,000	$5,549,950
California, 5.00%, 9/1/32	12,255	13,534,790
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	780,509
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/33	1,500	863,670
Chicago Board of Education, IL, 5.00%, 12/1/21	790	821,015
Chicago Board of Education, IL, 5.00%, 12/1/26	1,595	1,650,649

2

Security	Principal Amount (000’s omitted)	Value
Dallas, TX, 5.00%, 2/15/34	$1,500	$1,649,880
Illinois, 5.00%, 11/1/30	7,200	7,337,808
Illinois, 5.00%, 5/1/33	9,480	9,652,252
Illinois, 5.00%, 5/1/35	3,500	3,543,575
Illinois, 5.00%, 5/1/39	8,165	8,238,730
Illinois, 5.25%, 7/1/30	2,800	2,921,968
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/28	3,500	3,449,250
Will County Community Unit School District No. 365-U, IL, (Valley View), 5.75%, 11/1/32	3,855	4,236,876

		$64,230,922

Health Care – Miscellaneous — 0.0%(4)
Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$300	$299,415

		$299,415

Hospital — 9.6%
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/33	$2,200	$2,360,644
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	264,170
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/40	550	575,784
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/44	500	522,360
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,058,440
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/29	1,000	1,068,780
Camden County Improvement Authority, NJ, (Cooper Health System), 5.00%, 2/15/32	2,000	2,113,840
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,324,193
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/31	1,500	1,596,105
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/32	1,500	1,588,530
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/34	1,625	1,704,365
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/29	1,675	1,801,764
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.25%, 9/1/44	7,000	7,335,650
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,000	4,775,050
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/36	2,000	2,194,460
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.50%, 6/1/29	710	741,453
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 6.00%, 6/1/39	3,805	4,035,469
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	2,860	3,047,616
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 4.25%, 11/15/41	3,940	3,794,102
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	800	870,968
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	2,775	2,829,446
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/39	2,325	2,516,324
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(2)	1,000	1,086,370
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(2)	1,000	1,082,570
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(2)	3,900	4,210,167
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(2)	1,000	1,075,760
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/40(2)	2,300	2,434,573
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/38	1,025	1,077,572
Oklahoma Development Finance Authority, (OU Medicine), 5.25%, 8/15/43	8,045	8,563,742
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/31	6,250	6,667,562

3

Security	Principal Amount (000’s omitted)	Value
South Lake County Hospital District, FL, (South Lake Hospital), 6.25%, 4/1/39	$3,065	$3,105,397
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,178,213
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.75%, 12/1/32	4,050	4,273,681
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children’s Medical Center), 5.25%, 12/1/39(3)	7,000	7,654,010
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,598,300
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	2,580	2,781,885
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,694,225

		$102,603,540

Housing — 1.9%
Centerline Equity Issuer Trust, TN, 6.00%, 10/31/52(2)	$4,000	$4,073,560
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/34	750	786,863
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/39	1,250	1,301,787
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University), 5.00%, 4/1/36	490	493,905
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/34	3,885	3,990,400
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), 5.00%, 4/1/39	3,500	3,562,930
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi), 5.00%, 4/1/37	1,500	1,553,055
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/30	800	849,488
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/35	1,000	1,046,250
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(5)	860	761,100
Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(5)	2,000	1,770,000

		$20,189,338

Industrial Development Revenue — 10.4%
Clayton County Development Authority, GA, (Delta Air Lines, Inc.), 8.75%, 6/1/29	$1,180	$1,285,268
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	1,986,409
Essex County Improvement Authority, NJ, (Covanta), (AMT), 5.25%, 7/1/45(2)	7,175	7,200,543
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(2)	1,250	1,282,075
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	8,750	8,889,650
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(2)	1,880	1,910,381
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,648,070
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	1,810	1,793,420

4

Security	Principal Amount (000’s omitted)	Value
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	$1,000	$1,025,680
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-2, 4.00%, 6/1/30	6,155	6,313,060
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(2)	1,500	1,538,490
National Finance Authority, NH, (Covanta), 4.625%, 11/1/42(2)	6,335	6,160,407
National Finance Authority, NH, (Covanta), (AMT), 4.875%, 11/1/42(2)	6,965	6,825,004
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.00% to 10/1/19 (Put Date), 4/1/29(2)	1,285	1,287,249
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.25%, 9/15/29	8,285	8,887,237
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	4,375	4,757,856
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	760	844,732
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	1,285	1,428,265
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	6,245	6,408,806
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(2)	5,500	4,942,960
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(2)	1,000	985,740
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,481,388
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30(2)	5,000	5,076,900
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(2)	1,340	1,277,703
Selma Industrial Development Board, AL, (International Paper Co.), 5.80%, 5/1/34	4,230	4,446,026
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(2)	475	463,819
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(2)	1,440	1,462,637
Washington Economic Development Finance Authority, (Columbia Pulp I, LLC), (AMT), 7.50%, 1/1/32(2)	2,260	2,528,172

		$111,137,947

Insured – General Obligations — 1.9%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$480	$470,693
Atlantic City, NJ, (BAM), 5.00%, 3/1/42	1,250	1,334,100
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/26	500	553,860
Irvington Township, NJ, (AGM), 5.00%, 7/15/32	1,000	1,095,290
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/31	3,175	3,384,137
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/32	1,215	1,291,508
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 1/1/33	1,405	1,490,747
McHenry County Community Unit School District No. 12, IL, (Johnsburg), (AGM), 5.00%, 7/1/34	2,810	2,977,420
North Las Vegas, NV, (AGM), 4.00%, 6/1/36	5,055	5,042,211
Oyster Bay, NY, (AGM), 4.00%, 8/1/31	2,415	2,492,111

		$20,132,077

5

Security	Principal Amount (000’s omitted)	Value
Insured – Other Revenue — 2.1%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$12,700	$6,237,097
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/26	10,510	7,651,070
Harris County-Houston Sports Authority, TX, (NPFG), 0.00%, 11/15/28	10,000	6,654,300
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	1,901,410

		$22,443,877

Insured – Special Tax Revenue — 2.3%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/25	$400	$302,412
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/26	1,970	1,417,159
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	14,500	17,982,030
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/39	2,575	2,389,986
Tolomato Community Development District, FL, (AGM), 3.75%, 5/1/40	3,030	2,797,720

		$24,889,307

Insured – Transportation — 4.6%
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	$1,500	$1,637,265
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	650	708,149
Chicago, IL, (O’Hare International Airport), (AGM), 5.50%, 1/1/43	1,355	1,482,167
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	15,000	6,775,800
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	20,000	8,532,800
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	2,815,762
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	1,784,133
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.125%, 7/1/42	1,805	1,928,300
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/37	3,000	3,008,940
North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	10,000	11,720,600
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/27	1,150	1,266,000
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/28	1,600	1,754,368
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	6,092,576

		$49,506,860

Insured – Water and Sewer — 0.7%
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/27	$2,155	$1,497,531
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/28	3,965	2,575,228
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/29	3,035	1,837,905
Jefferson County, AL, Sewer Revenue, (AGM), 0.00%, 10/1/30	2,580	1,453,185

		$7,363,849

Lease Revenue/Certificates of Participation — 1.4%
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), 5.00%, 12/1/29(3)	$10,875	$12,038,517
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	945	1,011,698
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,535	1,660,793

		$14,711,008

6

Security	Principal Amount (000’s omitted)	Value
Nursing Home — 0.1%
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$640	$643,872

		$643,872

Other Revenue — 4.8%
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/31	$500	$554,990
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/32	500	551,945
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/33	600	661,608
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/34	500	546,890
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/32	250	139,373
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/33	3,300	1,750,254
Brooklyn Arena Local Development Corp., NY, (Barclays Center), 0.00%, 7/15/46	8,950	2,334,697
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/31	650	659,191
Build NYC Resource Corp., NY, (YMCA of Greater New York), 4.00%, 8/1/36	875	873,854
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	6,250	1,125,000
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.25%, 12/1/38	430	457,322
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/43	285	307,162
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation), 5.50%, 12/1/53	490	525,236
Kalispel Tribe of Indians, WA, 5.25%, 1/1/38(2)	1,260	1,306,280
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(2)	2,040	2,075,027
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/37(3)	10,000	10,881,700
Non-Profit Preferred Funding Trust I, Various States, Series D, 5.17%, 9/15/37(2)	6,446	5,686,597
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	10,105	11,488,071
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,860	1,981,532
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(2)	6,325	6,325,379
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	703,199

		$50,935,307

Senior Living/Life Care — 12.4%
Albemarle County Economic Development Authority, VA, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$1,350	$1,376,311
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	7,945	8,307,689
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,384,777
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/47	3,190	3,279,798
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/38	225	235,006
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/43	310	321,994
Clackamas County Hospital Facility Authority, OR, (Mary’s Woods at Marylhurst), 5.00%, 5/15/48	425	439,918
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/33	5,000	5,259,400
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	799,890
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(2)	1,000	1,010,260

7

Security	Principal Amount (000’s omitted)	Value
Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$1,250	$1,329,075
District of Columbia, (Ingleside at Rock Creek), 3.875%, 7/1/24	840	835,111
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	575	588,357
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,016,600
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/43	1,100	1,112,991
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/48	1,000	1,008,630
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	128,353
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.75%, 1/1/28	415	449,026
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 6.375%, 1/1/33	655	721,469
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.125%, 11/15/32	525	568,145
Hawaii Department of Budget and Finance, (Kahala Senior Living Community, Inc.), 5.25%, 11/15/37	480	518,486
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,745,010
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/37	1,000	1,014,450
Indiana Finance Authority, (Marquette), 5.00%, 3/1/39	1,000	1,026,760
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,416,180
Iowa Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/43	3,250	3,338,562
Lancaster County Hospital Authority, PA, (Brethren Village), 5.25%, 7/1/41	1,000	1,040,150
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,720,725
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/33(2)(6)	1,550	1,574,381
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/38(2)(6)	1,010	1,010,000
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(2)	1,000	1,037,090
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(2)	1,280	1,312,333
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	2,410	2,453,284
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27(2)	1,045	1,045,167
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41(2)	2,560	2,502,912
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.00%, 2/15/36	500	505,745
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30	750	772,493
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/42	1,500	1,517,520
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,353,209
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.125%, 10/1/34	2,500	2,585,500

8

Security	Principal Amount (000’s omitted)	Value
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	$1,770	$1,852,765
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/40	565	591,273
New Hampshire Health and Education Facilities Authority, (Kendal at Hanover), 5.00%, 10/1/46	1,000	1,043,090
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,387,118
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,285	1,354,146
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,811,295
North Miami, FL, (Imperial Club), 7.00%, 1/1/42(5)	3,475	3,023,250
North Miami, FL, (Imperial Club), 7.625%, 1/1/41(5)	7,315	6,364,050
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/34	75	84,248
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.25%, 6/1/39	1,190	1,336,299
Palm Beach County Health Facilities Authority, FL, (Sinai Residences of Boca Raton), 7.50%, 6/1/49	6,855	7,744,505
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(2)	770	796,288
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), 7.00%, 1/1/34	3,000	3,312,870
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 10.00%, 3/15/23(2)	1,325	1,312,797
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/34	1,980	2,083,297
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	5,370	5,604,132
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.00%, 12/1/32	450	474,624
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe), 6.25%, 12/1/42	1,380	1,457,625
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(2)	2,850	3,054,886
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.25%, 7/1/32	1,270	1,279,804
Tompkins County Development Corp., NY, (Kendal at Ithaca, Inc.), 4.50%, 7/1/42	1,270	1,280,604
Warren County, OH, (Otterbein Homes Obligated Group), 5.00%, 7/1/39	1,975	2,081,275
Warren County, OH, (Otterbein Homes Obligated Group), 5.50%, 7/1/39	500	539,760
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/36(2)	1,500	1,531,485
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/46(2)	1,250	1,265,788
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/43(2)	4,000	4,166,920
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(2)	4,815	4,986,558
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	2,380	2,507,663

		$131,991,172

Special Tax Revenue — 4.9%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$7,000	$7,651,280
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	4,909	4,759,717
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	2,000	2,116,840
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	656,670
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,685	4,657,686

9

Security	Principal Amount (000’s omitted)	Value
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	$4,460	$4,626,224
New River Community Development District, FL, (Capital Improvements), 5.00%, 5/1/13(5)	1,005	10
New River Community Development District, FL, (Capital Improvements), Series 2010A-1, 5.75%, 5/1/38	485	485,223
New River Community Development District, FL, (Capital Improvements), Series 2010A-2, 5.75%, 5/1/38	1,265	1,260,598
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/37(3)	10,000	10,927,800
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,206,288
River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	2,595	2,560,461
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/31	1,500	1,600,065
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/33	1,000	1,064,210
South Orange County Public Financing Authority, CA, (Ladera Ranch), 5.00%, 8/15/34	450	478,647
South Village Community Development District, FL, 3.50%, 5/1/32	805	769,008
South Village Community Development District, FL, 3.625%, 5/1/35	500	472,880
South Village Community Development District, FL, 3.75%, 5/1/38	1,020	955,434
South Village Community Development District, FL, 4.875%, 5/1/35	500	494,695
South Village Community Development District, FL, 5.00%, 5/1/38	100	99,139
Southern Hills Plantation I Community Development District, FL, Series A1, 5.80%, 5/1/35	1,183	1,173,820
Southern Hills Plantation I Community Development District, FL, Series A2, 5.80%, 5/1/35	860	778,653
Sterling Hill Community Development District, FL, 5.50%, 5/1/37(5)	3,650	365,000
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,415	3,226,629

		$52,386,977

Student Loan — 1.2%
Massachusetts Educational Financing Authority, (AMT), 3.625%, 7/1/32	$5,480	$5,355,439
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	4,650	4,674,831
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	2,765	2,839,130

		$12,869,400

Transportation — 20.2%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/41	$2,000	$2,146,220
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/37	2,500	2,704,825
Central Texas Regional Mobility Authority, 5.00%, 1/1/35	1,100	1,194,545
Central Texas Regional Mobility Authority, Prerefunded to 1/1/21, 5.75%, 1/1/31	565	605,900
Central Texas Regional Mobility Authority, Series 2016, 5.00%, 1/1/40	2,375	2,550,608
Chesapeake Bay Bridge and Tunnel Commission, VA, 5.00%, 7/1/46	4,000	4,288,840
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/35	2,500	2,712,600
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	5,000	5,382,700
Chicago, IL, (O’Hare International Airport), (AMT), 4.375%, 1/1/40	2,500	2,505,900
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/25	2,555	2,762,875
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/26	2,170	2,339,499
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/33	500	543,905
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 7/1/38	1,500	1,606,740

10

Security	Principal Amount (000’s omitted)	Value
Colorado High Performance Transportation Enterprise, (C-470 Express Lanes), 5.00%, 12/31/47	$1,900	$2,010,238
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,691,950
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,674,800
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/37	1,000	1,072,180
Eagle County Air Terminal Corp., CO, (AMT), 5.00%, 5/1/41	4,940	5,263,570
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,250,725
Illinois Toll Highway Authority, 5.00%, 1/1/40(3)	15,000	16,187,250
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/28	2,690	1,632,722
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/29	1,135	703,280
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/30	500	288,900
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project), 0.00%, 7/1/31	1,150	617,976
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/35	450	489,618
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/43	7,500	8,145,975
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/32	595	338,139
Metropolitan Transportation Authority, NY, Green Bonds, 0.00%, 11/15/33	4,925	2,668,365
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/30	2,050	2,241,265
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,386,850
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,327,050
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/35	2,000	2,131,820
New Orleans Aviation Board, LA, (North Terminal Project), (AMT), 5.00%, 1/1/43	1,500	1,596,000
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/41	3,920	4,092,480
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	9,925	10,341,254
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/28	470	510,274
North East Texas Regional Mobility Authority, 5.00%, 1/1/41	5,250	5,590,777
North Texas Tollway Authority, Prerefunded to 9/1/21, 5.50%, 9/1/41(3)	10,000	10,871,700
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	5,495	5,774,860
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	215	228,244
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(3)	12,080	12,255,281
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(3)	10,000	10,209,000
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/35	4,070	4,475,779
Public Finance Authority, WI, (Denver International Airport Great Hall), (AMT), 5.00%, 9/30/37	2,625	2,820,064

11

Security	Principal Amount (000’s omitted)	Value
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/44	$10,000	$10,668,400
San Jose, CA, Airport Revenue, (AMT), 5.00%, 3/1/24	2,135	2,257,037
South Jersey Transportation Authority, 5.00%, 11/1/32	2,250	2,423,588
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,685	3,927,473
Texas Private Activity Bond Surface Transportation Corp., (LBJ IH-635 Managed Lanes Project), 7.00%, 6/30/40	4,460	4,750,480
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	3,415	3,571,065
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/37	5,000	5,282,150
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	11,430	11,996,471
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	2,500	2,617,925

		$215,728,132

Water and Sewer — 2.3%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$3,185	$3,386,133
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	3,355	3,553,918
Detroit, MI, Water Supply System, 5.25%, 7/1/41	13,100	13,879,712
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	2,049,551
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/44	1,905	2,015,147

		$24,884,461

Total Tax-Exempt Municipal Securities — 99.5% (identified cost $1,043,274,695)		$1,062,446,519

Taxable Municipal Securities — 5.4%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(1)	$103	$30,960

		$30,960

General Obligations — 1.9%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$6,915,926
Chicago, IL, 7.75%, 1/1/42	12,430	13,196,931

		$20,112,857

Hospital — 1.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$13,308,960

		$13,308,960

12

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 0.8%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$580	$578,138
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,679	7,498,824

		$8,076,962

Senior Living/Life Care — 0.4%
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), 5.50% to 8/1/24 (Put Date), 8/1/44	$4,440	$4,256,850
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 12.50%, 3/15/23(2)	235	232,838

		$4,489,688

Special Tax Revenue — 0.3%
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District — The Highlands), 4.80%, 3/1/36	$1,150	$1,101,965
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District — The Highlands), 5.25%, 3/1/31	2,570	2,625,640

		$3,727,605

Transportation — 0.8%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(7)	$7,375	$8,065,005

		$8,065,005

Total Taxable Municipal Securities — 5.4% (identified cost $55,122,189)		$57,812,037

Corporate Bonds & Notes — 1.5%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.8%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$3,879,619
Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	4,425	4,321,456

		$8,201,075

Other Revenue — 0.7%
Morongo Band of Mission Indians, 7.00%, 10/1/39(2)	$7,980	$7,962,285

		$7,962,285

Total Corporate Bonds & Notes — 1.5% (identified cost $16,570,000)		$16,163,360

Total Investments — 106.4% (identified cost $1,114,966,884)		$1,136,421,916

Other Assets, Less Liabilities — (6.4)%		$(68,145,296)

Net Assets — 100.0%		$1,068,276,620

13

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	15.6%
New York	13.4%
Illinois	11.3%
Others, representing less than 10% individually	66.1%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 11.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 4.5% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $113,623,820 or 10.6% of the Fund’s net assets.

(3)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(4)	Amount is less than 0.05%.

(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed for bankruptcy.

(6)	When-issued security.

(7)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Interest Rate Futures
U.S. 10-Year Treasury Note	175	Short	12/19/18	$ (20,726,563)	$300,452
U.S. Long Treasury Bond	112	Short	12/19/18	(15,470,000)	641,669

					$942,121

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

14

At October 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At October 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $942,121.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$1,062,446,519	$—	$1,062,446,519
Taxable Municipal Securities	—	57,812,037	—	57,812,037
Corporate Bonds & Notes	—	16,163,360	—	16,163,360
Total Investments	$—	$1,136,421,916	$—	$1,136,421,916
Futures Contracts	$942,121	$—	$—	$942,121
Total	$942,121	$1,136,421,916	$—	$1,137,364,037

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

15

Eaton Vance

TABS Short-Term Municipal Bond Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 96.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.5%
Massachusetts Clean Water Trust, (Green Bonds), 5.00%, 2/1/25	$1,240	$1,425,963

		$1,425,963

Education — 1.1%
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	400	$445,572
University of Texas, Prerefunded to 2/15/20, 5.00%, 8/15/23	2,975	3,086,503

		$3,532,075

Electric Utilities — 1.0%
Seattle, WA, Municipal Light and Power Revenue, 2.10%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	$1,000	$1,000,380
Southern California Public Power Authority, 5.00%, 7/1/26	1,000	1,075,260
Southern California Public Power Authority, 5.00%, 7/1/27	1,000	1,074,990

		$3,150,630

Escrowed/Prerefunded — 3.1%
Fairfax County, VA, Prerefunded to 4/1/20, 4.00%, 4/1/23	$500	$512,805
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	1,935	605,713
Minnesota, Escrowed to Maturity, 4.00%, 8/1/19	55	55,835
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/22	1,165	1,171,070
New Jersey Turnpike Authority, Prerefunded to 1/1/19, 5.00%, 1/1/22	2,160	2,171,253
St. Mary Hospital Authority, PA, (Catholic Health East), Prerefunded to 5/15/20, 5.00%, 11/15/22	5,000	5,217,250

		$9,733,926

General Obligations — 51.5%
Austin, TX, 5.00%, 9/1/23	$2,500	$2,793,500
Barbers Hill Independent School District, TX, Prerefunded to 2/15/19, 4.00%, 2/15/23	2,000	2,012,380
Barbers Hill Independent School District, TX, Prerefunded to 2/15/19, 4.00%, 2/15/24	4,245	4,271,277
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/26	2,000	2,323,780
Birmingham, AL, 5.00%, 12/1/28	1,475	1,720,366
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/25	6,295	6,887,045
Brown County, WI, 4.00%, 11/1/21	620	642,432
California, 2.282%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	7,500	7,543,650
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/22	155	141,692
Cherry Hill Township, NJ, 3.00%, 8/15/26	1,000	1,005,510
Clark County, NV, 5.00%, 12/1/27(2)	2,500	2,933,975
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	250	220,355

1

Security	Principal Amount (000’s omitted)	Value
College Station, TX, 5.00%, 2/15/24	$1,000	$1,059,990
Columbia County, WI, 4.00%, 8/1/29(2)	1,100	1,159,818
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,559,600
Eagle Mountain & Saginaw Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	155	148,236
El Dorado Union High School District, CA, 0.00%, 8/1/21	45	42,329
Fairfax County, VA, 4.00%, 4/1/23	500	513,090
Florida Board of Education, 5.00%, 6/1/22	2,300	2,404,213
Fort Worth Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	2,500	2,764,225
Fort Worth Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,200	2,470,688
Frisco, TX, 4.00%, 2/15/19	155	155,910
Glasscock County Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/23	300	307,668
Guilford County, NC, Series 2010D, 5.00%, 8/1/19	10,190	10,426,000
Houston Independent School District, TX, 2.20% to 6/1/20 (Put Date), 6/1/39	2,000	1,998,140
Hutto Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	525	479,036
Katy Independent School District, TX, (PSF Guaranteed), 2.077%, (67% of 1 mo. USD LIBOR + 0.55%), 8/15/19 (Put Date), 8/15/36(1)	6,810	6,814,767
Lake County Community College District No. 532, IL, 4.00%, 6/1/21	4,230	4,411,255
Leander Independent School District, TX, 0.00%, 8/15/20	3,000	2,877,900
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/22	700	638,113
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/49	33,580	7,267,719
Loudoun County, VA, 5.00%, 12/1/23	5,000	5,641,200
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/26	230	239,961
Manhattan Beach Unified School District, CA, (Election of 2016), 3.00%, 9/1/27	270	280,633
Maryland, 4.00%, 6/1/27	5,000	5,366,750
Maryland, 5.00%, 3/1/19	5,465	5,521,836
Massachusetts, 5.00%, 12/1/24	5,000	5,713,100
Miami-Dade County, FL, 5.00%, 7/1/26	1,000	1,161,240
Minnesota, 4.00%, 8/1/19	2,945	2,989,263
Montgomery County, MD, 5.00%, 11/1/26	5,000	5,677,250
Montgomery County, MD, 5.00%, 12/1/27	5,000	5,682,850
Montgomery County, PA, 5.00%, 8/15/23	2,085	2,335,680
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/23	945	841,437
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	777,591
New Hanover County, NC, 5.00%, 12/1/18	430	431,092
New York, 5.00%, 8/1/24	5,000	5,673,700
New York, 5.00%, 2/15/27	2,000	2,365,480
Ohio, 5.00%, 3/15/27	5,000	5,602,950
Ohio, 5.00%, 6/15/27	2,500	2,761,475
Peralta Community College District, CA, 5.00%, 8/1/23	140	157,507
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	5,000	5,697,800
Poudre School District No. R-1, CO, 5.00%, 12/15/27	500	589,740
Rose Tree Media School District, PA, 5.00%, 4/1/27(2)	1,000	1,141,160
Schaumburg, IL, 4.00%, 12/1/25	1,150	1,209,651
St. Tammany Parish Wide School District No. 12, LA, 4.00%, 3/1/22	100	105,090
Tennessee, 3.00%, 10/1/26	1,000	1,006,100
Texas, (Texas Water Development Board), 5.00%, 8/1/23	1,500	1,618,410

2

Security	Principal Amount (000’s omitted)	Value
Texas, (Texas Water Development Board), 5.00%, 8/1/24	$1,100	$1,188,363
Virginia Beach, VA, 5.00%, 3/15/19	1,540	1,557,679
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	610	637,017
Vistancia Community Facilities District, AZ, 5.00%, 7/15/22	740	771,383
Vistancia Community Facilities District, AZ, 5.00%, 7/15/25	1,550	1,612,558
West Chester Area School District, PA, 4.00%, 5/15/28	1,365	1,445,576
West Valley-Mission Community College District, CA, 5.00%, 8/1/25	300	352,188
Williamson County, TN, 4.00%, 4/1/28	1,000	1,076,350
Williamson County, TN, 5.00%, 4/1/25	3,475	3,993,470

		$164,218,189

Hospital — 13.1%
Grand Traverse County Hospital Finance Authority, MI, (Munson Healthcare), 5.00%, 7/1/20	$445	$465,159
Indiana Finance Authority, (Community Foundation of Northwest Indiana Obligated Group), 5.00%, 9/1/25	650	736,157
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/19	5,000	5,049,500
Indiana Finance Authority, (Indiana University Health), 5.00%, 3/1/20	6,395	6,634,301
Massachusetts Development Finance Agency, (Partners HealthCare System), 2.11%, (SIFMA + 0.50%), 1/26/23 (Put Date), 7/1/38(1)	2,500	2,512,300
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/26(2)	2,500	2,846,950
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27(2)	3,500	4,005,225
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/22	1,950	2,038,335
Utah County, UT, (IHC Health Services, Inc.), 5.00% to 8/1/24 (Put Date), 5/15/57	4,000	4,447,120
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	5,000	5,569,300
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.26%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	2,200	2,200,990
Yavapai County Industrial Development Authority, AZ, (Northern Arizona Healthcare System), 5.00%, 10/1/19	3,630	3,729,063
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/19	400	408,272
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/20	1,130	1,180,929

		$41,823,601

Housing — 1.3%
Minnesota Housing Finance Agency, 2.35%, 7/1/21	$265	$266,842
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	4,000	4,000,440

		$4,267,282

Insured-General Obligations — 0.2%
Long Beach Community College District, CA, (Election of 2002), (NPFG), 0.00%, 5/1/23	$120	$106,886
Washington, (NPFG), 0.00%, 6/1/21	620	583,426

		$690,312

Lease Revenue/Certificates of Participation — 7.4%
California Public Works Board, 5.00%, 10/1/25	$7,500	$8,668,125
Colorado, (Building Excellent Schools Today), 5.00%, 3/15/27	3,275	3,803,847
Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	6,884,040
Malibu, CA, 5.00%, 11/1/38	275	282,499
Malibu, CA, 5.00%, 11/1/43	225	231,001
Malibu, CA, 5.00%, 11/1/48	375	384,814

3

Security	Principal Amount (000’s omitted)	Value
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/19	$2,420	$2,462,084
Montgomery County, MD, (Metrorail Garage Projects), 5.00%, 6/1/20	610	637,444
Volusia County School Board, FL, 5.00%, 8/1/21	325	348,221

		$23,702,075

Other Revenue — 4.5%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 2.047%, (70% of 3 mo. USD LIBOR + 0.37%), 4/1/20 (Put Date), 4/1/38(1)	$6,500	$6,517,355
Johnson County Public Building Commission, KS, (Courthouse and Medical Examiner’s Facility), 5.00%, 9/1/25	3,325	3,821,356
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	2,812,150
Washington Convention and Sports Authority, D.C., 5.00%, 10/1/23	1,000	1,112,460

		$14,263,321

Special Tax Revenue — 3.4%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Tax Revenue, Green Bonds, 2.06%, (SIFMA + 0.45%), 11/1/23 (Put Date), 11/1/45(1)	$1,000	$1,000,690
Denver City and County, CO, Dedicated Tax Revenue, 0.00%, 8/1/29	200	133,702
Denver City and County, CO, Dedicated Tax Revenue, 0.00%, 8/1/30	500	319,330
New York Urban Development Corp., Personal Income Tax Revenue, Series 2017A, 5.00%, 3/15/24	5,000	5,640,350
Reno, NV, Sales Tax Revenue, 5.00%, 6/1/25	750	841,807
Sales Tax Asset Receivables Corp., 5.00%, 10/15/27	1,500	1,698,225
Westminster, CO, Sales & Use Tax, 5.00%, 12/1/19	1,135	1,171,695

		$10,805,799

Transportation — 5.7%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/25	$2,500	$2,723,850
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.227%, (70% of 3 mo. USD LIBOR + 0.55%), 4/1/21 (Put Date), 4/1/45(1)	10,000	10,046,800
North Texas Tollway Authority, 2.28%, (SIFMA + 0.67%), 1/1/20 (Put Date), 1/1/38(1)	2,500	2,506,900
Pennsylvania Turnpike Commission, (SIFMA + 0.70%), 12/1/23(3)	3,000	3,001,140

		$18,278,690

Water and Sewer — 3.9%
Charlotte, NC, Water and Sewer Revenue, 5.00%, 7/1/23	$1,625	$1,817,936
Indianapolis, IN, Water System Revenue, 5.00%, 10/1/27	1,500	1,761,285
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	500	570,980
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/24	1,500	1,712,310
Ohio Water Development Authority, Water Pollution Control, (Water Quality), 5.00%, 12/1/19	1,020	1,052,864
Oklahoma City Water Utilities Trust, OK, 4.00%, 7/1/25	1,000	1,066,980
Riverside, CA, Water System Revenue, 2.24%, (SIFMA + 0.63%), 1/15/20 (Put Date), 10/1/35(1)	1,870	1,870,935
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,478,600
Seattle, WA, Solid Waste Revenue, 5.00%, 8/1/19	175	178,910

		$12,510,800

Total Tax-Exempt Municipal Securities — 96.7% (identified cost $308,750,752)		$308,402,663

4

Taxable Municipal Securities — 0.8%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.2%
New York Environmental Facilities Corp., NY, 2.42%, 1/15/23	$530	$511,233

		$511,233

Special Tax Revenue — 0.6%
New York Urban Development Corp., Personal Income Tax Revenue, 3.20%, 3/15/22	$955	$953,453
Successor Agency to San Diego Redevelopment Agency, CA, 3.25%, 9/1/22	600	598,044
Successor Agency to San Diego Redevelopment Agency, CA, 3.375%, 9/1/23	450	449,167

		$2,000,664

Total Taxable Municipal Securities — 0.8% (identified cost $2,558,753)		$2,511,897

Total Investments — 97.5% (identified cost $311,309,505)		$310,914,560

Other Assets, Less Liabilities — 2.5%		$8,014,782

Net Assets — 100.0%		$318,929,342

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	16.9%
California	13.8%
Others, representing less than 10% individually	66.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 0.2% of total investments are backed by bond insurance of a financial guaranty assurance agency.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(2)	When-issued security.

(3)	When-issued, floating rate security whose interest rate will be determined after October 31, 2018.

5

Abbreviations:

LIBOR	-	London Interbank Offered Rate

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$308,402,663	$—	$308,402,663
Taxable Municipal Securities	—	2,511,897	—	2,511,897
Total Investments	$—	$310,914,560	$—	$310,914,560

At October 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

TABS Intermediate-Term Municipal Bond Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 98.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.3%
Alaska Municipal Bond Bank Authority, 5.00%, 3/1/30	$1,145	$1,267,045
Ohio Water Development Authority, Water Pollution Control Loan Fund, 1.83%, (SIFMA + 0.22%), 12/1/20(1)	5,000	4,993,850

		$6,260,895

Education — 1.6%
Connecticut Health and Educational Facilities Authority, (Yale University), 2.05% to 7/12/21 (Put Date), 7/1/35	$5,000	$4,963,550
Nevada System of Higher Education, 5.00%, 7/1/23	500	556,790
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/27	590	633,548
South Dakota Health and Educational Facilities Authority, (Vocation Education Program), 5.00%, 8/1/27	1,200	1,356,516

		$7,510,404

Electric Utilities — 4.4%
Municipal Electric Authority of Georgia, (Combined Cycle Project), 5.00%, 11/1/20	$1,000	$1,050,810
Nebraska Public Power District, 5.00%, 1/1/21	1,405	1,487,951
North Carolina Municipal Power Agency Number 1, (Catawba), 5.00%, 1/1/23	1,485	1,634,599
Omaha Public Power District, NE, Prerefunded to 2/1/22, 5.00%, 2/1/29	810	880,146
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/22	1,000	1,070,210
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/24	1,000	1,096,480
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/27	1,000	1,115,450
Snohomish County Public Utility District No. 1, WA, 5.00%, 12/1/18	1,680	1,684,234
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	3,000	3,314,340
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	3,475	3,824,446
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	3,325	3,645,397

		$20,804,063

Escrowed/Prerefunded — 4.5%
Florida Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/25	$900	$927,369
Honolulu City and County, HI, Wastewater System Revenue, Prerefunded to 7/1/19, 5.00%, 7/1/22	560	571,497
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/43	5,000	1,565,150
Massachusetts Development Finance Agency, (Partners HealthCare System), Prerefunded to 7/1/21, 5.00%, 7/1/26	545	583,820
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), Prerefunded to 7/1/19, 5.25%, 7/1/29	1,000	1,022,170
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.00%, 11/15/28	3,500	3,800,230
Metropolitan Transportation Authority, NY, Prerefunded to 5/15/23, 5.00%, 11/15/32	1,000	1,121,620

1

Security	Principal Amount (000’s omitted)	Value
Nixa Public Schools, MO, (Refunding & Improvement - Direct Deposit Program), Prerefunded to 3/1/20, 5.00%, 3/1/31	$505	$523,831
North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/19, 5.00%, 6/1/34	1,685	1,715,583
North Carolina, Grant Anticipation Revenue, Prerefunded to 3/1/19, 5.25%, 3/1/20	1,350	1,365,282
North Olmsted City School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/32	1,000	1,126,190
Southern California Public Power Authority, (Southern Transmission Project), Prerefunded to 1/1/19, 5.00%, 7/1/23	900	905,067
Tatum Independent School District, TX, (PSF Guaranteed), Prerefunded to 2/15/19, 5.00%, 2/15/30	515	519,723
Wisconsin Department of Transportation, Prerefunded to 7/1/19, 5.00%, 7/1/23	2,000	2,041,060
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	2,885	3,158,123

		$20,946,715

General Obligations — 39.9%
Adams 12 Five Star Schools, CO, 5.00%, 12/15/28	$5,000	$5,778,100
Adams 12 Five Star Schools, CO, 5.00%, 12/15/30	5,000	5,711,850
Anchorage, AK, 5.00%, 9/1/28	1,835	2,092,909
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/35	5,000	5,633,000
California, 2.282%, (70% of 1 mo. USD LIBOR + 0.70%), 12/1/20 (Put Date), 12/1/28(1)	6,500	6,537,830
Cleveland Municipal School District, OH, 5.00%, 12/1/23	1,695	1,880,399
Cleveland Municipal School District, OH, 5.00%, 12/1/32	5,000	5,442,750
Columbus City School District, OH, 5.00%, 12/1/27	1,000	1,125,770
Columbus, OH, 5.00%, 4/1/33	5,000	5,796,150
Dallas County, TX, 5.00%, 8/15/29	5,200	5,932,628
Dallas, TX, 5.00%, 2/15/29	5,000	5,510,950
Decatur, IL, 5.00%, 3/1/23	1,030	1,114,336
Douglas County, NE, 3.75%, 12/15/27	1,000	1,035,140
Dublin, OH, 4.00%, 12/1/28	500	536,625
Duncanville Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	5,645	6,349,101
Edgewood City School District, OH, 5.25%, 12/1/33	4,500	4,985,055
Florida Board of Education, 5.00%, 6/1/25	9,500	10,133,935
Florida Board of Education, 5.00%, 6/1/28	5,000	5,672,850
Georgia, 5.00%, 2/1/30	5,045	5,845,036
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	792,240
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,453,648
Grand Prairie Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/22	2,180	2,280,607
Greensboro, NC, 5.00%, 2/1/28	1,790	2,077,349
Hempfield School District, PA, 5.00%, 10/15/27	1,000	1,038,640
Highland Park Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	1,295	1,489,859
Homewood, AL, 5.00%, 9/1/32	1,190	1,334,656
Houston Community College System, TX, 5.25%, 2/15/25	1,000	1,065,990
Houston Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	2,000	2,247,120
King County, WA, 5.00%, 1/1/26	5,000	5,451,350
Lakeland, FL, 5.00%, 10/1/31	1,860	2,072,096
Lakota Local School District, OH, (School Facilities Construction & Improvement), 5.00%, 12/1/28	1,120	1,234,363
Leander Independent School District, TX, 0.00%, 8/15/20	1,955	1,875,431
Leander Independent School District, TX, 0.00%, 8/15/23	1,000	880,370
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/29	4,000	2,709,320

2

Security	Principal Amount (000’s omitted)	Value
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	$1,675	$1,037,261
Long Beach Unified School District, CA, (Election of 2008), 0.00%, 8/1/32	1,500	883,140
Macomb County, MI, 4.00%, 5/1/24	1,000	1,071,810
Massachusetts, 4.00%, 4/1/33	7,835	7,928,393
Massachusetts, 5.00%, 5/1/29	13,180	14,514,343
Montgomery County, MD, 5.00%, 11/1/24	10,400	11,877,008
Montgomery County, MD, 5.00%, 12/1/27	5,000	5,682,850
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,767,252
Neshaminy School District, PA, 4.00%, 11/1/26	660	698,907
New York, 5.00%, 2/15/20	1,210	1,256,767
New York, 5.00%, 2/15/26	5,685	6,655,032
North Charleston Sewer District, SC, 4.00%, 1/1/23	310	321,455
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/35	1,650	1,852,290
Pennsylvania, 4.00%, 6/1/30	2,500	2,578,225
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/33	2,735	1,487,047
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,412,518
South Texas Community College District, 5.00%, 8/15/23	1,560	1,739,306
Tennessee, 5.00%, 9/1/29	1,800	2,035,386
Texas, 5.00%, 4/1/21	3,000	3,199,290
Wylie Independent School District, TX, (PSF Guaranteed), 6.50%, 8/15/26	1,100	1,333,629
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,106,540

		$187,555,902

Hospital — 10.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), 5.00%, 10/15/23	$700	$751,156
Allen County, OH, (Catholic Health Partners), 5.00%, 5/1/21	765	808,926
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/33	1,000	1,120,290
Carroll City-County Hospital Authority, GA, (Tanner Medical Center, Inc.), 5.00%, 7/1/34	2,660	2,926,745
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/35	3,150	3,444,179
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/31	2,500	2,688,925
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/34	6,020	6,434,597
Kansas Development Finance Authority, (Adventist Health System), 5.00%, 11/15/28	5,090	5,459,127
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/24	800	889,368
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/26	905	965,581
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	1,000	1,060,830
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/39	12,205	12,873,712
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	215	235,711
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/27	770	843,835
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	2,055	2,246,937
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	1,000	1,110,650
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/24	520	581,729
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	666,228

3

Security	Principal Amount (000’s omitted)	Value
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), 5.00%, 10/1/20	$1,500	$1,580,295
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/22	1,000	1,082,150

		$47,770,971

Housing — 1.2%
New York Housing Finance Agency, Green Bonds, 2.75%, 11/1/22	$5,000	$5,000,550
Virginia Housing Development Authority, 2.45%, 7/1/19	500	501,370

		$5,501,920

Insured-Escrowed/Prerefunded — 0.4%
Cook County Community High School District No. 219, Niles Township, IL, (FGIC), Escrowed to Maturity, 5.50%, 12/1/19	$2,000	$2,038,760

		$2,038,760

Insured-General Obligations — 1.6%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$1,903,421
Rockland County, NY, (Public Improvement), (AGM), 4.00%, 5/1/23	2,010	2,150,760
San Mateo County Community College District, CA, (Election of 2005), (NPFG), 0.00%, 9/1/29	5,000	3,541,450

		$7,595,631

Insured-Special Tax Revenue — 0.3%
Successor Agency to the Rancho Cucamonga Redevelopment Agency, CA, (AGM), 5.00%, 9/1/23	$1,350	$1,521,625

		$1,521,625

Insured-Water and Sewer — 0.5%
Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/20	$1,920	$2,031,686
Massachusetts Water Resources Authority, (AGM), Escrowed to Maturity, 5.50%, 8/1/20	80	84,597

		$2,116,283

Lease Revenue/Certificates of Participation — 2.5%
Cincinnati City School District, OH, 5.00%, 12/15/29	$1,505	$1,668,534
Michigan Strategic Fund, Limited Obligation Revenue, (Facility for Rare Isotope Beams), 5.00%, 3/1/22	750	813,540
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	1,410	1,583,613
South Dakota Building Authority, 5.00%, 6/1/26	1,000	1,119,490
South Dakota Building Authority, 5.00%, 6/1/32	1,500	1,653,870
Texas, 4.00%, 8/29/19	5,000	5,079,500

		$11,918,547

Other Revenue — 5.4%
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.779%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(1)	$2,500	$2,503,125
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	1,055	1,180,819
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	1,215	1,351,736
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/35	500	547,975
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	450	491,702
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	5,000	5,218,550
Massachusetts Development Finance Agency, 5.00%, 5/1/32	1,000	1,080,080
Michigan, Grant Anticipation Bonds, 5.00%, 3/15/24	2,500	2,812,150

4

Security	Principal Amount (000’s omitted)	Value
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	$5,000	$5,167,900
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	5,000	5,235,950

		$25,589,987

Senior Living/Life Care — 0.8%
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 2.929%, (70% of 1 mo. USD LIBOR + 1.35%), 5/1/21 (Put Date), 5/1/36(1)	$2,500	$2,510,150
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,100,180

		$3,610,330

Special Tax Revenue — 3.2%
Arizona Transportation Board, Transportation Excise Tax Revenue, 5.00%, 7/1/25	$5,000	$5,756,150
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.829%, 9/1/21 (Put Date), 3/1/34(1)	2,025	2,023,461
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 5/15/33	2,000	2,187,080
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/31	3,220	3,500,108
Southlake Parks Development Corp., TX, 3.00%, 2/15/21	1,340	1,362,847

		$14,829,646

Transportation — 12.7%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	$5,000	$5,624,600
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	1,000	1,087,670
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	1,000	1,084,780
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/33	3,750	4,195,388
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/34	3,950	4,407,292
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/37	1,500	1,660,230
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/19	2,500	2,571,425
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/32	4,000	4,406,960
Delaware River and Bay Authority, 5.00%, 1/1/21	1,000	1,059,040
Florida Department of Transportation, 5.00%, 7/1/28	2,455	2,839,772
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,136,830
Illinois Toll Highway Authority, 5.00%, 1/1/32	1,000	1,104,270
Illinois Toll Highway Authority, 5.00%, 1/1/33	1,775	1,951,772
Louisiana Transportation Authority, 5.00%, 8/15/30	1,885	2,075,687
Louisiana Transportation Authority, 5.00%, 8/15/31	1,230	1,353,849
Louisiana Transportation Authority, 5.00%, 8/15/32	1,090	1,196,155
Maryland Department of Transportation, 4.00%, 2/1/29	5,000	5,242,600
Missouri Highways and Transportation Commission, 5.00%, 5/1/25	5,000	5,660,250
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/35	2,115	2,367,594
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	2,265	2,527,649
Virginia Transportation Board, 5.00%, 3/15/20	2,500	2,598,675
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34(2)	3,000	3,356,790

		$59,509,278

Water and Sewer — 7.5%
East Bay Municipal Utility District, CA, Water System Revenue, 5.00%, 6/1/30	$3,870	$4,408,278
Hamilton County, OH, Sewer System, 5.00%, 12/1/24	1,000	1,121,100
Hamilton County, OH, Sewer System, 5.00%, 12/1/28	2,210	2,466,426
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/30	600	694,980

5

Security	Principal Amount (000’s omitted)	Value
Lakeland, FL, Water and Wastewater Revenue, 5.00%, 10/1/26	$470	$507,215
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/29	3,750	3,870,862
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series BB, 5.00%, 6/15/30	1,000	1,041,350
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series DD, 5.00%, 6/15/35	5,500	6,070,790
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/30	5,000	5,646,850
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), Series EE, 5.00%, 6/15/35	1,155	1,258,084
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 5.00%, 11/15/38	1,000	1,114,290
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/26	3,530	3,919,394
Tallahassee, FL, Consolidated Utility Systems Revenue, 5.00%, 10/1/28	1,100	1,224,784
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,940,251

		$35,284,654

Total Tax-Exempt Municipal Securities — 98.0% (identified cost $455,920,521)		$460,365,611

Taxable Municipal Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 0.2%
Successor Agency to San Diego Redevelopment Agency, CA, 3.625%, 9/1/25	$500	$497,615
Successor Agency to San Diego Redevelopment Agency, CA, 3.75%, 9/1/26	625	626,031

Total Taxable Municipal Securities — 0.2% (identified cost $1,121,406)		$1,123,646

Total Investments — 98.2% (identified cost $457,041,927)		$461,489,257

Other Assets, Less Liabilities — 1.8%		$8,544,956

Net Assets — 100.0%		$470,034,213

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	11.4%
Others, representing less than 10% individually	86.8%

6

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 2.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 1.7% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(2)	When-issued security.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

FGIC	-	Financial Guaranty Insurance Company

LIBOR	-	London Interbank Offered Rate

LIQ	-	Liquidity Provider

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

USD	-	United States Dollar

The Fund did not have any open derivative instruments at October 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$460,365,611	$—	$460,365,611
Taxable Municipal Securities	—	1,123,646	—	1,123,646
Total Investments	$—	$461,489,257	$—	$461,489,257

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

TABS 1-to-10 Year Laddered Municipal Bond Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.5%
Carmel Local Public Improvement Bond Bank, IN, 5.00%, 6/1/23	$200	$221,784
North Dakota Public Finance Authority, 5.00%, 10/1/19	35	35,952
Oklahoma Water Resources Board, 5.00%, 4/1/19	25	25,319

		$283,055

Education — 10.7%
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/20	$325	$342,020
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	250	268,840
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/22	250	273,747
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	225	250,193
Connecticut Health and Educational Facilities Authority, (The Hotchkiss School), (SPA: TD Bank, N.A.), 1.50%, 7/1/30(1)	1,000	1,000,000
Forest Grove, OR, (Pacific University), 5.00%, 5/1/24	500	549,270
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/19	100	103,309
Kershaw County Public Schools Foundation, SC, 5.00%, 12/1/23	150	166,124
Michigan State University, (SPA: Royal Bank of Canada), 1.62%, 8/15/30(1)	1,000	1,000,000
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	60	66,368
North Carolina Educational Facilities Finance Agency, (Duke University), 1.54%, 6/1/27(1)	1,000	1,000,000
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/25	120	136,500
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/26	150	172,478
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	278,127
UCF Stadium Corp., FL, 5.00%, 3/1/20	150	155,534
UCF Stadium Corp., FL, 5.00%, 3/1/21	150	158,853
UCF Stadium Corp., FL, 5.00%, 3/1/22	250	270,178
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	275,277
West Clark 2000 School Building Corp., IN, 5.00%, 7/15/21	100	107,006
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	110,163

		$6,683,987

Electric Utilities — 4.5%
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/22	$225	$240,797
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/25	275	299,428
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/28	1,000	1,094,510
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	188,335
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/19 (Put Date), 12/1/45	225	226,933
San Antonio, TX, Electric and Gas Systems, 3.00% to 12/1/20 (Put Date), 12/1/45	250	253,075
Springfield, IL, Electric System Revenue, 5.00%, 3/1/21	200	211,478
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	281,385

		$2,795,941

Escrowed/Prerefunded — 0.6%
Lake County Community Consolidated School District No. 50, IL, Escrowed to Maturity, 5.00%, 1/1/21	$165	$174,705
Revere Local School District, OH, Prerefunded to 6/1/22, 5.00%, 12/1/27	200	219,176

		$393,881

1

Security	Principal Amount (000’s omitted)	Value
General Obligations — 23.7%
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	$125	$134,635
Burlington, VT, 5.00%, 11/1/27	225	254,734
Campton Township, IL, 5.00%, 12/15/19	75	77,417
Campton Township, IL, 5.00%, 12/15/22	200	218,304
Campton Township, IL, 5.00%, 12/15/23	105	116,313
Decatur City Board of Education, AL, 5.00%, 2/1/24	50	55,693
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	56,446
Douglas County, NE, 3.75%, 12/15/27	555	574,503
Grand Blanc Community Schools, MI, 4.00%, 5/1/27	455	473,996
Grosse Pointe Public School System, MI, 5.00%, 5/1/22	300	324,756
Grosse Pointe Public School System, MI, 5.00%, 5/1/23	500	550,175
Harris County Improvement District No. 18, TX, 4.00%, 9/1/21	165	171,994
Joshua Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/24	55	59,294
King County, WA, 5.00%, 1/1/26	1,000	1,090,270
Lake County Community College District No. 532, IL, 4.00%, 6/1/19	35	35,401
Lake County Community Consolidated School District No. 50, IL, 5.00%, 1/1/21	85	89,593
Lakeland, FL, 5.00%, 10/1/19	50	51,360
Lakeland, FL, 5.00%, 10/1/21	50	53,871
Lakeland, FL, 5.00%, 10/1/22	100	110,009
Lakeland, FL, 5.00%, 10/1/24	50	56,684
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	500	537,150
Little Rock School District, AR, 3.00%, 2/1/23	100	100,822
Little Rock School District, AR, 3.00%, 2/1/24	250	251,292
Little Rock School District, AR, 3.00%, 2/1/25	250	250,858
Macomb County, MI, 4.00%, 5/1/23	50	53,172
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	274,812
Mesquite Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/20	50	47,904
Mesquite Independent School District, TX, (PSF Guaranteed), Series 2015C, 0.00%, 8/15/19	50	49,144
Mobile, AL, 5.00%, 2/15/20	500	518,675
New York, NY, 2.25%, (SIFMA + 0.65%), 2/15/19(2)	100	100,091
New York, NY, 2.30%, (SIFMA + 0.70%), 2/15/20(2)	100	100,454
New York, NY, (LOC: TD Bank N.A.), 1.58%, 9/1/27(1)	1,000	1,000,000
Northside Independent School District, TX, (PSF Guaranteed), 4.00%, 6/1/29	1,000	1,040,250
Novi Community School District, MI, 5.00%, 5/1/19	250	253,867
Novi Community School District, MI, 5.00%, 5/1/20	250	260,592
Novi Community School District, MI, 5.00%, 5/1/21	250	266,290
Pendergast Elementary School District No. 92, AZ, 3.00%, 7/1/21	50	50,938
Schaumburg, IL, 4.00%, 12/1/19	40	40,824
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/24	305	331,044
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/25	120	130,162
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/26	115	124,532
Scotts Bluff County School District 0016, NE, (Gering Public Schools), 5.00%, 12/1/27	170	183,971
Texas, (Texas Water Development Board), 5.00%, 8/1/25	950	1,019,454
Texas, (Texas Water Development Board), 5.00%, 8/1/26	925	992,109
Texas, (Texas Water Development Board), 5.00%, 8/1/27	1,000	1,072,000
Toms River, NJ, 4.00%, 12/1/20	100	103,702
Toms River, NJ, 4.00%, 12/1/21	200	210,114
Toms River, NJ, 4.00%, 12/1/22	325	344,575
Vistancia Community Facilities District, AZ, 5.00%, 7/15/19	30	30,607
Vistancia Community Facilities District, AZ, 5.00%, 7/15/20	30	31,375

2

Security	Principal Amount (000’s omitted)	Value
Vistancia Community Facilities District, AZ, 5.00%, 7/15/21	$65	$67,879
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	400	358,984
Will County, IL, 4.00%, 11/15/19	30	30,596

		$14,783,687

Hospital — 6.6%
Colorado Health Facilities Authority, (Parkview Medical Center), 3.00%, 9/1/21	$100	$101,438
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/22	30	31,367
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	25	26,755
Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.00%, 1/15/23	25	27,384
Fairfax County Industrial Development Authority, VA, (Inova Health System), 5.00%, 5/15/26	500	577,200
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,130,800
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/19	25	25,321
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 4.00%, 7/1/20	200	205,780
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/27	500	540,050
Monroeville Finance Authority, PA, (UPMC), 5.00%, 2/15/21	50	52,999
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/23	60	66,041
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/24	85	94,729
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/25	30	33,776
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 5.00%, 8/15/26	85	96,218
Oregon Facilities Authority, (Legacy Health), 4.125%, 5/1/19	30	30,306
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/23	35	38,873
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/24	65	73,419
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	39,982
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/18	180	180,288
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/19	100	102,018
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/20	235	246,884
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/21	150	160,773
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	218,142

		$4,100,543

Housing — 2.2%
New York City Housing Development Corp., NY, 1.70%, 11/1/20	$200	$197,902
New York City Housing Development Corp., NY, 1.75%, 5/1/21	135	133,337
New York City Housing Development Corp., NY, 1.80%, 11/1/21	465	458,169
New York City Housing Development Corp., NY, 1.85%, 5/1/22	375	368,989
Virginia Housing Development Authority, 2.40%, 5/1/26	200	196,220

		$1,354,617

Insured-Escrowed/Prerefunded — 0.2%
Rhode Island Economic Development Corp., (Department of Transportation), (AGC), Escrowed to Maturity, 5.25%, 6/15/19	$100	$102,082

		$102,082

3

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 5.8%
Albertville, AL, (BAM), 4.00%, 6/1/28	$250	$260,407
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 5.25%, 7/1/23	50	56,040
Central Greene School District, PA, (BAM), 5.00%, 2/15/19	200	201,742
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/21	500	525,400
Community College District No. 511, IL, (Rock Valley College), (AGM), 5.00%, 1/1/22	500	535,575
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/25	250	253,305
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/26	250	251,747
Montgomery County Municipal Utility District No. 9, TX, (BAM), 3.00%, 4/1/27	525	525,425
New Britain, CT, (BAM), 5.00%, 3/1/23	45	49,375
New Britain, CT, (BAM), 5.00%, 3/1/24	55	61,153
New Britain, CT, (BAM), 5.00%, 3/1/25	50	56,277
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	105	116,482
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/24	95	107,287
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,712
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	95	108,823
Peoria Unified School District No. 11, Maricopa County, AZ, (AGM), 5.00%, 7/1/24	85	95,820
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/25	250	267,722
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/19	50	50,368
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/20	50	50,668
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 3.00%, 9/1/21	50	50,719

		$3,630,047

Insured-Lease Revenue/Certificates of Participation — 0.9%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/20	$250	$259,088
Highlands County School Board, FL, (BAM), 5.00%, 3/1/22	100	107,044
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	202,597

		$568,729

Insured-Special Tax Revenue — 0.1%
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$50	$56,831

		$56,831

Insured-Transportation — 4.6%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/28	$1,000	$1,135,990
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/29	1,510	1,703,869

		$2,839,859

Insured-Water and Sewer — 0.0%(3)
Beaumont, TX, Waterworks and Sewer System Revenue, (BAM), 3.00%, 9/1/22	$25	$25,554

		$25,554

Lease Revenue/Certificates of Participation — 3.3%
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	$225	$251,107
Highlands County School Board, FL, 5.00%, 3/1/19	150	151,470
Miami-Dade County School Board, FL, 5.00%, 2/1/20	200	207,022
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	334,779
Miami-Dade County School Board, FL, 5.00%, 2/1/25	200	226,028
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 9/1/23	100	104,465

4

Security	Principal Amount (000’s omitted)	Value
Ohio Department of Administrative Services, (State Taxation Accounting and Revenue System), 5.00%, 3/1/25	$100	$108,038
Palm Beach County School Board, FL, 5.00%, 8/1/21	125	133,965
South Dakota Building Authority, 5.00%, 6/1/25	85	97,043
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	150	152,074
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	252,392
Thompson School District No. R2-J, Larimer, Weld and Boulder Counties, CO, 5.00%, 12/1/19	25	25,784

		$2,044,167

Other Revenue — 8.7%
Citizens Property Insurance Corp., FL, 5.00%, 6/1/22	$100	$107,798
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/27	330	375,421
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/28	545	617,027
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/29	600	674,394
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	150	165,947
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	2,500	2,609,275
Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	500	542,310
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/23	100	111,124
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/24	100	112,898
West Virginia School Building Authority, Lottery Revenue, 5.00%, 7/1/25	100	114,331

		$5,430,525

Senior Living/Life Care — 4.0%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/19	$50	$50,696
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 4.00%, 10/1/20	50	51,176
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	50	53,685
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	175	188,090
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	200	217,030
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/27	200	218,096
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/24	60	65,506
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/25	60	65,923
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/29	830	891,503
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/21	50	53,374
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	109,743
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza, Inc.), 5.00%, 12/1/26	25	27,712
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 3.00%, 11/1/19	50	50,279
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/22	150	161,745
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	52,404
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/19	100	101,116

5

Security	Principal Amount (000’s omitted)	Value
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/21	$50	$51,377
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/23	25	25,685
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	50	51,096

		$2,486,236

Special Tax Revenue — 9.5%
Contra Costa Transportation Authority, CA, Sales Tax Revenue, 1.829%, (70% of 1 mo. USD LIBOR + 0.25%), 3/1/34(2)	$500	$499,620
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/21	200	215,224
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	175	194,777
Ernest N. Morial-New Orleans Exhibition Hall Authority, LA, 5.00%, 7/15/20	25	26,137
Fort Smith, AR, Sales and Use Tax Revenue, 4.00%, 5/1/21	50	51,953
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/19	70	70,672
Hollywood Community Redevelopment Agency, FL, 5.00%, 3/1/22	35	37,316
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/26	100	110,372
Port St. Lucie, FL, Public Service Tax Revenue, 5.00%, 9/1/27	250	279,530
Santa Clara Valley Transportation Authority, CA, Sales Tax Revenue, (LOC: Sumitomo Mitsui Banking Co.), 1.32%, 4/1/36(1)	1,205	1,205,000
Thornton Development Authority, CO, 2.00%, 12/1/19	200	199,786
Thornton Development Authority, CO, 3.00%, 12/1/21	125	126,617
Thornton Development Authority, CO, 3.00%, 12/1/22	100	101,189
Thornton Development Authority, CO, 4.00%, 12/1/18	245	245,392
Thornton Development Authority, CO, 4.00%, 12/1/20	100	103,042
Thornton Development Authority, CO, 5.00%, 12/1/23	150	165,748
Troup County Public Facilities Authority, GA, 3.00%, 5/1/21	1,000	1,017,870
Troup County Public Facilities Authority, GA, 4.00%, 5/1/22	1,000	1,055,430
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/20	100	103,622
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/22	50	53,704
West Palm Beach Community Redevelopment Agency, FL, 5.00%, 3/1/23	60	65,500

		$5,928,501

Transportation — 3.3%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/21	$50	$52,854
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	25	28,123
E-470 Public Highway Authority, CO, 5.375%, 9/1/26	1,250	1,319,162
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/26	100	111,633
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/21	50	53,489
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	284,208
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/20	100	103,635
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/22	100	108,606

		$2,061,710

Water and Sewer — 4.8%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$62,676
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/24	500	562,235
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/25	160	182,131
Brushy Creek Regional Utility Authority, Inc., TX, 5.00%, 8/1/27	500	570,505
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/21	50	53,562
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	381,558
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	500	562,545

6

Security	Principal Amount (000’s omitted)	Value
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/20	$100	$105,275
Travis County Water Control and Improvement District No. 17, TX, 4.00%, 11/1/26	220	233,922
Washington Suburban Sanitary District, MD, 5.00%, 6/1/21	250	268,050

		$2,982,459

Total Tax-Exempt Investments — 94.0% (identified cost $58,993,333)		$58,552,411

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(4)	191,953	$191,934

Total Short-Term Investments (identified cost $191,953)		$191,934

Total Investments — 94.3% (identified cost $59,185,286)		$58,744,345

Other Assets, Less Liabilities — 5.7%		$3,551,301

Net Assets — 100.0%		$62,295,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

Texas	15.5%
Others, representing less than 10% individually	78.5%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 12.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 7.6% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2018.

(2)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(3)	Amount is less than 0.05%.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2018 was $76,462.

7

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

LIQ	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open financial instruments at October 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$58,552,411	$—	$58,552,411
Short-Term Investments	—	191,934	—	191,934
Total Investments	$—	$58,744,345	$—	$58,744,345

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

TABS 5-to-15 Year Laddered Municipal Bond Fund

October 31, 2018 (Unaudited)

Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund), a diversified series of Eaton Vance Municipals Trust II, invests all of its investable assets in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At October 31, 2018, the value of the Fund’s investment in the Portfolio was $607,595,572 and the Fund owned 98.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

5-to-15 Year Laddered Municipal Bond Portfolio

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 0.0%(1)
New York Environmental Facilities Corp., Revolving Fund Revenue, 5.00%, 6/15/29	$50	$50,896

		$50,896

Education — 5.2%
Alabama Public School and College Authority, 5.00%, 5/1/23	$500	$556,235
Alabama Public School and College Authority, 5.00%, 5/1/24	500	565,750
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/24	235	263,524
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/25	200	226,810
Brownsburg 1999 School Building Corp., IN, 5.00%, 2/5/26	565	646,908
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	309,031
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/25	275	312,042
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/26	300	342,435
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/27	300	344,340
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/28	150	173,054
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/30	150	157,142
Colorado School of Mines, 4.00%, 12/1/34	890	911,796
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/23	700	773,640
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/24	1,000	1,117,230
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/25	875	987,280
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/26	1,000	1,133,060
Florida Higher Educational Facilities Financing Authority, (Nova Southeastern University), 5.00%, 4/1/30	750	823,395
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	571,458
Nevada System of Higher Education, 5.00%, 7/1/24	1,000	1,110,310
New York Dormitory Authority, School Districts Revenue, 4.00%, 10/1/23	2,000	2,136,920
North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/29	200	216,010
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/23	100	110,710
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/26	150	166,526
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/27	425	467,398
Red River Education Financing Corp., TX, (Texas Christian University), 5.00%, 3/15/24	100	112,165
Rhode Island Health and Educational Building Corp., (Rhode Island School of Design), (LOC: TD Bank, N.A.), 1.60%, 8/15/36(2)	5,000	5,000,000
S.M. Educational Building Corp., MS, 5.00%, 9/1/25	250	285,305
Saginaw Valley State University, MI, 5.00%, 7/1/26	750	853,642
Saginaw Valley State University, MI, 5.00%, 7/1/27	750	845,970
Saginaw Valley State University, MI, 5.00%, 7/1/28	1,000	1,122,160
Tarrant County Cultural Education Facilities Finance Corp., TX, (Hendrick Medical Center), 5.00%, 9/1/23	250	275,393
University of California, 5.00%, 5/15/32	3,000	3,298,080

Security	Principal Amount (000’s omitted)	Value
University of North Carolina at Chapel Hill, 1.912%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(3)	$4,250	$4,252,720
University of North Carolina at Greensboro, 5.00%, 4/1/33	1,085	1,204,111
Western Michigan University, 5.00%, 11/15/24	400	453,064

		$32,125,614

Electric Utilities — 3.8%
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	$1,000	$1,121,340
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/25	500	563,190
Energy Northwest, WA, Wind Project Revenue, 5.00%, 7/1/26	1,000	1,123,160
Fayetteville Public Works Commission, NC, 5.00%, 3/1/25	1,000	1,145,500
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	275,750
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/24	100	112,574
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	825,317
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	565,435
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/30	1,000	1,125,780
Orlando Utilities Commission, FL, Utility System Revenue, (SPA: TD Bank, N.A.), 1.62%, 10/1/33(2)	5,000	5,000,000
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/25	500	544,415
Pend Oreille County Public Utility District No. 1, WA, Green Bonds, 5.00%, 1/1/26	1,075	1,173,491
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/23	1,325	1,452,425
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	500	563,065
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	125	134,525
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/24	300	341,514
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 5.00%, 6/1/26	250	289,093
Springfield Electric System Revenue, IL, 5.00%, 3/1/22	500	538,860
Springfield Electric System Revenue, IL, 5.00%, 3/1/27	250	276,195
Springfield Electric System Revenue, IL, 5.00%, 3/1/28	250	275,140
Springfield Electric System Revenue, IL, 5.00%, 3/1/29	250	274,090
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/27	300	340,635
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/28	400	453,472
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/29	1,120	1,267,750
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/30	1,500	1,695,255
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/31	1,000	1,128,410
Tallahassee, FL, Energy System Revenue, 5.00%, 10/1/33	300	337,476
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	279,030

		$23,222,887

Escrowed/Prerefunded — 0.1%
Wisconsin Health and Educational Facilities Authority, (Ministry Health Care), Prerefunded to 8/15/22, 5.00%, 8/15/32	$500	$547,335

		$547,335

General Obligations — 32.8%
Addison, TX, 5.00%, 2/15/26	$270	$296,228
Anchorage, AK, 5.00%, 9/1/23	750	839,872
Anchorage, AK, 5.00%, 9/1/24	250	284,578
Anchorage, AK, 5.00%, 9/1/25	100	115,469
Anchorage, AK, 5.00%, 9/1/27	780	891,189
Arlington County, VA, 4.00%, 8/1/27	2,090	2,228,483
Avon, OH, 4.00%, 12/1/31	340	354,691
Bayfield School District No. 10 JT-R, CO, 5.00%, 12/1/32	1,250	1,396,800
Belding Area Schools, MI, 5.00%, 5/1/28	250	283,528
Belding Area Schools, MI, 5.00%, 5/1/30	250	280,493

Security	Principal Amount (000’s omitted)	Value
Birmingham, AL, 5.00%, 12/1/25	$1,050	$1,206,859
Birmingham, AL, 5.00%, 12/1/27	2,460	2,874,043
Bryant School District No. 25, AR, 3.00%, 2/1/26	300	301,368
Burlington, VT, 5.00%, 11/1/23	350	387,051
Burlington, VT, 5.00%, 11/1/24	180	201,195
Burlington, VT, 5.00%, 11/1/25	400	451,500
Burlington, VT, 5.00%, 11/1/26	150	170,619
California, 4.00%, 9/1/26	520	569,717
California, 4.00%, 9/1/31	400	419,452
California, 5.00%, 8/1/24	1,500	1,708,155
California, 5.00%, 10/1/24	5,000	5,706,750
California, 5.00%, 8/1/26	2,010	2,310,716
California, 5.00%, 8/1/32	1,590	1,807,130
California, 5.25%, 9/1/23	400	435,476
California, (LOC: Sumitomo Mitsui Banking Co.), 1.27%, 5/1/40(2)	5,000	5,000,000
Cambridge, MA, 5.00%, 2/15/26	1,350	1,576,422
Campbell Union High School District, CA, (Election of 2016), 5.00%, 8/1/34	1,175	1,336,327
Central Dauphin School District, PA, 5.00%, 2/1/29	500	566,800
Collin County, TX, 5.00%, 2/15/25	1,605	1,831,000
Colonial School District, PA, 5.00%, 2/15/32	100	112,651
Colonial School District, PA, 5.00%, 2/15/33	200	224,778
Columbus, OH, 5.00%, 4/1/33	5,000	5,796,150
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/31	1,000	1,118,670
Cook County School District No. 25, (Arlington Heights), IL, 5.00%, 12/15/32	630	702,866
Cuyahoga Community College District, OH, 4.00%, 2/1/28	750	790,987
Dallas, TX, 5.00%, 2/15/23	5,000	5,509,150
Dallas, TX, 5.00%, 2/15/26	4,935	5,397,558
Dallas, TX, 5.00%, 2/15/29	2,775	3,058,577
Dallas, TX, 5.00%, 2/15/31	3,615	3,924,842
Deer Park Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/33	500	561,570
Delaware, 5.00%, 2/1/29	1,000	1,178,990
District of Columbia, 5.00%, 6/1/33	7,940	8,745,910
Dowagiac Union School District, MI, 4.00%, 5/1/26	350	378,966
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/29	75	79,999
Eagle-Vail Metropolitan District, CO, 4.00%, 12/1/30	175	185,670
Edgewood City School District, OH, 5.25%, 12/1/33	500	553,895
Edinburg, TX, 5.00%, 3/1/23	1,235	1,357,734
Edinburg, TX, 5.00%, 3/1/24	315	350,901
Edinburg, TX, 5.00%, 3/1/25	310	348,917
Fayette County School District, GA, 5.25%, 9/1/24	1,425	1,638,835
Flower Mound, TX, 4.00%, 3/1/27	1,000	1,064,960
Flower Mound, TX, 4.00%, 3/1/32	190	197,585
Flower Mound, TX, 5.00%, 3/1/27	510	584,965
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	420,636
Georgia, 5.00%, 7/1/23	2,400	2,687,208
Georgia, 5.00%, 2/1/32	1,000	1,148,270
Granville Exempted Village School District, OH, 5.00%, 12/1/26	500	571,575
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	952,645
Hawaii, 4.00%, 10/1/32	2,400	2,502,504
Homewood, AL, 5.00%, 9/1/28	2,000	2,283,220
Homewood, AL, 5.00%, 9/1/29	2,000	2,271,260
Houston, TX, 5.00%, 3/1/23	3,000	3,318,900
Hudson City School District, OH, 4.00%, 12/1/30	500	521,590

Security	Principal Amount (000’s omitted)	Value
Hudson City School District, OH, 4.00%, 12/1/31	$400	$415,640
Hudson City School District, OH, 4.00%, 12/1/32	350	362,264
Jourdanton Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/26	500	543,405
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,101,010
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,678,977
King County, WA, 5.00%, 1/1/26	1,495	1,629,954
Lakeland, FL, 5.00%, 10/1/25	635	721,271
Lakeland, FL, 5.00%, 10/1/28	1,500	1,687,785
Lakeland, FL, 5.00%, 10/1/30	1,000	1,117,730
Lakewood, OH, 4.00%, 12/1/30	250	261,595
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/29	1,000	677,330
Leander Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/31	850	522,062
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,718,880
Little Rock School District, AR, 3.00%, 2/1/23	400	403,288
Massachusetts, 4.00%, 4/1/33	5,000	5,059,600
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	224,084
Miami-Dade County School District, FL, 5.00%, 3/15/28	300	336,576
Miami-Dade County, FL, 5.00%, 7/1/29	1,000	1,131,560
Miamisburg City School District, OH, 4.00%, 12/1/31	300	312,003
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	560	579,158
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	135,571
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/28	195	219,203
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/29	340	380,953
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/30	725	809,680
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/31	885	985,678
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/32	720	798,862
Navasota Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/33	445	492,397
New York, NY, 5.00%, 8/1/25	2,000	2,293,880
North Royalton City School District, OH, 4.00%, 12/1/32	600	619,620
Oregon, 2.20%, 6/1/24	1,465	1,444,490
Oregon, 2.25%, 12/1/24	1,000	984,860
Oregon, 2.35%, 6/1/25	365	360,598
Oregon, 2.40%, 12/1/25	1,050	1,036,486
Oregon, 2.50%, 6/1/26	1,070	1,059,032
Oregon, 2.55%, 12/1/26	430	425,648
Oregon, (SPA: U.S. Bank, N.A.), 1.60%, 12/1/36(2)	5,000	5,000,000
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/33	1,000	1,130,650
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/34	1,750	1,972,215
Pasadena, TX, 4.00%, 2/15/28	500	529,610
Pasadena, TX, 4.00%, 2/15/29	250	263,338
Pasadena, TX, 4.00%, 2/15/30	500	524,045
Pasadena, TX, 4.00%, 2/15/31	650	678,242
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	1,060	804,190
Penn Hills, PA, 5.00%, 12/1/27	1,000	1,132,580
Pennsylvania, 4.00%, 6/1/30	5,000	5,156,450
Pennsylvania, 4.00%, 6/15/31	235	241,423
Pennsylvania, 5.00%, 7/1/24	490	547,987
Pittsburg Unified School District, CA, 5.00%, 8/1/28	920	1,077,587
Pittsburg Unified School District, CA, 5.00%, 8/1/29	1,150	1,337,277
Pittsburg Unified School District, CA, 5.00%, 8/1/30	890	1,027,496
Prosper Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/24	1,020	1,146,572
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/23	445	499,366

Security	Principal Amount (000’s omitted)	Value
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/24	$465	$530,333
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/25	485	560,810
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/26	505	590,688
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/27	530	617,906
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	644,938
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/29	575	665,131
Romeo Community Schools, MI, 5.00%, 5/1/29	1,000	1,126,950
Romeo Community Schools, MI, 5.00%, 5/1/30	700	785,379
Romulus, MI, 4.00%, 11/1/31	250	260,695
Romulus, MI, 4.00%, 11/1/32	300	311,505
Romulus, MI, 4.00%, 11/1/33	250	258,325
SCAGO Educational Facilities Corp. for Cherokee School District, SC, 5.00%, 12/1/23	500	558,525
SCAGO Educational Facilities Corp. for Pickens School District, SC, 5.00%, 12/1/26	1,750	1,965,337
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	750	788,212
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/31	250	261,930
Seguin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	400	424,128
Seward County Unified School District No. 480, KS, 5.00%, 9/1/29	2,000	2,240,060
South Texas College District, 5.00%, 8/15/30	1,295	1,429,680
Southfield Public Schools, MI, 5.00%, 5/1/25	1,100	1,247,037
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,146,610
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/28	1,700	1,957,890
St. Vrain Valley School District RE-1J, CO, 5.00%, 12/15/29	1,000	1,145,470
Stamford, CT, 4.00%, 8/1/27	750	812,640
Sun Valley, ID, 5.00%, 9/15/23	685	769,385
Sun Valley, ID, 5.00%, 9/15/25	755	874,985
Sun Valley, ID, 5.00%, 9/15/26	695	815,152
Texas, (SPA: State Street Bank and Trust Co.), 1.68%, 12/1/42(2)	7,690	7,690,000
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/30	515	590,308
Torrance Unified School District, CA, (Election of 2014), 5.00%, 8/1/31	450	513,117
Trussville, AL, 5.00%, 10/1/31	150	164,543
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	510	545,940
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/28	530	564,991
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	578,561
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	570	602,946
Ventura County, CA, 2.50%, 7/1/19	5,000	5,026,000
Virginia Resources Authority, (Pooled Financing Program), 5.00%, 11/1/25	600	695,328
Washington, 5.00%, 8/1/28	1,485	1,707,705
Washington, 5.00%, 8/1/29	1,400	1,601,586
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/23	150	134,619
Weatherford Independent School District, TX, (PSF Guaranteed), 0.00%, 2/15/25	265	222,918
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	2,992,409
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	750	775,957
Williamson County, TX, 5.00%, 2/15/28	300	336,912
York County, PA, 5.00%, 6/1/27	1,225	1,379,068

		$201,887,612

Hospital — 11.4%
Berks County Industrial Development Authority, PA, (Tower Health), 4.00%, 11/1/33	$500	$499,440
Buffalo and Erie County Industrial Land Development Corp., NY, (Catholic Health System, Inc.), 5.00%, 7/1/25	250	281,595

Security	Principal Amount (000’s omitted)	Value
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$100	$104,402
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	750	857,070
Charlotte-Mecklenburg Hospital Authority, NC, 5.125%, 1/15/37	40	42,244
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	2,000	2,235,660
Colorado Health Facilities Authority, (NCMC, Inc.), 5.00%, 5/15/25	500	563,370
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 5.00%, 7/1/28	5,000	5,552,900
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group), 5.00%, 2/15/33(4)	1,000	1,096,380
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/32	3,965	4,255,753
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,284,400
Idaho Health Facilities Authority, (Trinity Health Credit Group), 5.00%, 12/1/30	750	807,420
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	561,815
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/31	1,000	1,094,280
Illinois Finance Authority, (Rush University Medical Center), 5.00%, 11/15/32	1,000	1,090,610
Knox County Health, Educational and Housing Facility Board, TN, (University Health System, Inc.), 5.00%, 9/1/30	1,000	1,092,600
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/23	150	164,837
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/25	250	281,367
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/26	250	280,103
Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.00%, 5/15/27	250	278,533
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/30	2,000	2,202,840
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/31	1,500	1,643,460
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00%, 10/1/32	2,000	2,184,080
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	1,000	1,093,370
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	595	663,705
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/24	550	611,424
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/26	500	567,260
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/28	500	554,980
Michigan Finance Authority, (Sparrow Obligated Group), 5.00%, 11/15/24	500	563,060
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/27	1,500	1,620,150
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/35	500	530,415
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	536,761
Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 5.00%, 11/15/31	1,000	1,100,680
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/23	500	542,750
Monongalia County Building Commission, WV, (Monongalia Health System Obligated Group), 5.00%, 7/1/24	500	548,165
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/23	200	221,392
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/24	100	112,334
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/25	400	455,064
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/28	500	569,810

Security	Principal Amount (000’s omitted)	Value
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/29	$500	$565,540
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group), 5.00%, 8/1/31	380	424,680
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/26	500	575,670
New Hanover County, NC, (New Hanover Regional Medical Center), 5.00%, 10/1/29	1,000	1,129,510
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/22	800	873,984
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/25	1,000	1,142,000
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	700	803,453
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	700	799,309
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/30	520	588,052
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/31	700	788,550
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), 5.00%, 8/1/24	100	112,675
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	1,000	1,116,110
Norman Regional Hospital Authority, OK, 5.00%, 9/1/29	1,000	1,105,520
North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.00%, 6/1/34	2,220	2,302,628
North Carolina Medical Care Commission, (Wake Forest Baptist Obligated Group), 5.00%, 12/1/33	3,030	3,280,429
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,128,680
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), 5.00%, 9/1/29	250	273,420
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	152,030
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	225	245,410
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/24	300	336,480
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/25	500	570,145
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	693,987
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,655	1,863,431
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/30	1,625	1,805,229
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/23	55	61,216
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/24	350	394,646
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/25	335	381,799
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/26	300	341,934
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/27	205	232,462
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/28	500	564,090
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/30	400	446,972
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/31	400	445,552

Security	Principal Amount (000’s omitted)	Value
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	$1,575	$1,780,333
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	452,056
Wisconsin Health and Educational Facilities Authority, (Ascension Health Senior Credit Group), 5.00%, 11/15/33	650	666,646

		$70,191,107

Housing — 2.8%
Connecticut Housing Finance Authority, 3.60%, 11/15/30	$145	$145,336
Georgia Housing & Finance Authority, 3.65%, 12/1/32	1,000	996,700
New York City Housing Development Corp., NY, 2.30%, 5/1/25	1,110	1,081,762
New York City Housing Development Corp., NY, 2.35%, 11/1/25	665	645,276
New York City Housing Development Corp., NY, 2.50%, 11/1/26	945	916,877
New York City Housing Development Corp., NY, 2.65%, 11/1/27	970	935,216
New York City Housing Development Corp., NY, 2.80%, 5/1/29	795	756,570
New York City Housing Development Corp., NY, 2.85%, 11/1/29	425	404,829
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 1.90%, 5/1/23	165	161,020
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.05%, 5/1/24	175	170,538
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.20%, 5/1/25	290	282,596
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.25%, 11/1/25	225	218,725
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.35%, 5/1/26	200	194,216
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	225	218,277
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.50%, 11/1/27	140	135,485
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.60%, 5/1/28	110	105,768
New York Mortgage Agency, 1.75%, 4/1/24	250	239,945
New York Mortgage Agency, 1.95%, 10/1/25	450	426,375
Seattle Housing Authority, WA, 2.625%, 12/1/23	110	110,913
Seattle Housing Authority, WA, 2.75%, 12/1/24	480	484,560
Seattle Housing Authority, WA, 2.875%, 12/1/25	900	909,495
Seattle Housing Authority, WA, 3.00%, 12/1/26	920	927,894
Seattle Housing Authority, WA, 3.125%, 12/1/27	935	939,768
Tennessee Housing Development Agency, 2.80%, 7/1/26	250	246,932
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33(4)	1,800	1,799,910
Virginia Housing Development Authority, 1.70%, 5/1/22	845	827,221
Virginia Housing Development Authority, 1.85%, 5/1/23	820	800,197
Virginia Housing Development Authority, 1.95%, 11/1/23	295	287,693
Virginia Housing Development Authority, 2.25%, 5/1/25	170	166,665
Virginia Housing Development Authority, 2.40%, 5/1/26	420	412,062
Virginia Housing Development Authority, 2.55%, 5/1/27	730	709,268
Washington Housing Finance Commission, 2.05%, 6/1/24	110	107,660
Washington Housing Finance Commission, 2.25%, 6/1/25	105	103,165
Washington Housing Finance Commission, 2.30%, 12/1/25	130	127,161
Washington Housing Finance Commission, 2.40%, 6/1/26	105	102,570

		$17,098,645

Insured-Education — 0.4%
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/28(4)	$1,065	$1,220,873
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29(4)	1,000	1,138,200

		$2,359,073

Insured-Electric Utilities — 0.1%
Sienna Plantation Municipal Utility District No. 3, TX, (AGM), 5.00%, 3/1/30	$500	$543,270

		$543,270

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 1.3%
Albertville, AL, (BAM), 4.00%, 6/1/28	$1,230	$1,281,205
Albertville, AL, (BAM), Series A, 4.00%, 6/1/30	1,605	1,663,502
Albertville, AL, (BAM), Series C, 4.00%, 6/1/30	610	631,179
New Britain, CT, (BAM), 5.00%, 3/1/23	165	181,043
New Britain, CT, (BAM), 5.00%, 3/1/24	200	222,374
New Britain, CT, (BAM), 5.00%, 3/1/25	135	151,948
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/23	385	427,100
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/24	350	395,269
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	5	5,712
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	260	297,830
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 4.00%, 12/1/25	470	490,351
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/21	190	203,237
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/22	320	347,219
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/23	400	439,208
Ogle and Winnebago Counties Community Unit School District No. 223, IL, (BAM), 5.00%, 12/1/24	325	359,353
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	732,856

		$7,829,386

Insured-Lease Revenue/Certificates of Participation — 1.5%
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/23	$1,000	$1,102,960
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/25	1,500	1,701,900
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/26	100	114,562
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/28	500	562,130
Biloxi Public School District, MS, (BAM), 5.00%, 4/1/29	1,235	1,376,346
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/26	250	280,998
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	100	111,724
Highlands County School Board, FL, (BAM), 5.00%, 3/1/23	500	547,540
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	400	450,216
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	200	224,370
Pasco County School Board, FL, (BAM), 5.00%, 8/1/23	255	283,481
Pasco County School Board, FL, (BAM), 5.00%, 8/1/24	410	461,967
Pasco County School Board, FL, (BAM), 5.00%, 8/1/25	305	347,188
Pasco County School Board, FL, (BAM), 5.00%, 8/1/26	355	407,174
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	690,311
Pasco County School Board, FL, (BAM), 5.00%, 8/1/29	510	574,015

		$9,236,882

Insured-Special Tax Revenue — 0.1%
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/24	$115	$130,905
Successor Agency to Yuba City Redevelopment Agency, CA, (AGM), 5.00%, 9/1/25	420	484,970

		$615,875

Insured-Transportation — 1.9%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/23	$440	$488,475
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/24	350	394,356
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/25	500	570,610

Security	Principal Amount (000’s omitted)	Value
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/26	$320	$364,333
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	375	424,706
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/30	1,000	1,118,350
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/31	1,250	1,388,600
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	1,650	1,822,095
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	2,450	2,693,505
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	2,723,908

		$11,988,938

Insured-Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/24	$150	$167,954
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	250	280,507

		$448,461

Lease Revenue/Certificates of Participation — 7.7%
Adams County, CO, Certificates of Participation, 4.00%, 12/1/28	$1,000	$1,057,450
Broward County School Board, FL, 5.00%, 7/1/25	500	570,345
Broward County School Board, FL, 5.00%, 7/1/27	500	572,040
Broward County School Board, FL, 5.00%, 7/1/29	500	564,340
Broward County School Board, FL, 5.00%, 7/1/30	400	447,996
Broward County School Board, FL, 5.00%, 7/1/31	600	669,408
Broward County School Board, FL, Series A, 5.00%, 7/1/23	500	554,455
Broward County School Board, FL, Series A, 5.00%, 7/1/24	1,250	1,407,712
California Public Works Board, 5.00%, 11/1/28	1,000	1,155,110
California Public Works Board, 5.00%, 11/1/29	1,000	1,148,160
Canadian County Educational Facilities Authority, OK, (Mustang Public Schools), 5.00%, 9/1/26	500	574,575
Cleveland County Educational Facilities Authority, OK, (Noble Public Schools), 5.00%, 9/1/25	300	338,574
Colorado Department of Transportation, 5.00%, 6/15/30	350	393,043
Colorado Department of Transportation, 5.00%, 6/15/31	310	346,788
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/29	3,000	3,371,340
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/30	3,000	3,345,420
Cuyahoga County, OH, (Convention Hotel), 5.00%, 12/1/26	250	275,105
Eagle County, CO, Certificates of Participation, 5.00%, 12/1/26	200	227,804
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/23	135	146,773
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/24	550	604,038
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/25	570	631,520
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/26	595	647,181
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/27	620	668,261
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	689,357
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/29	675	715,365
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/30	700	737,065
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	469,487
Kentucky Property and Buildings Commission, 5.00%, 4/1/27	1,710	1,924,690
Kentucky Property and Buildings Commission, 5.00%, 11/1/27	2,350	2,630,543
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,660,945
Medina City School District, OH, 5.00%, 12/1/23	350	387,972
Medina City School District, OH, 5.00%, 12/1/24	400	449,116
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/25	1,405	1,590,404

Security	Principal Amount (000’s omitted)	Value
Oklahoma County Finance Authority, OK, (Deer Creek Public Schools), 5.00%, 12/1/26	$2,000	$2,246,260
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/24	850	950,266
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/25	1,000	1,130,680
Oklahoma County Finance Authority, OK, (Midwest City-Del City Public Schools), 5.00%, 10/1/26	1,000	1,133,160
Oklahoma County Finance Authority, OK, (Western Heights Public Schools), 5.00%, 9/1/23	1,250	1,378,750
Orange County School Board, FL, 5.00%, 8/1/32	1,935	2,158,454
Pennington County, SD, Certificates of Participation, 5.00%, 6/1/27	1,300	1,468,259
Plymouth Intermediate District No. 287, MN, Certificates of Participation, 5.00%, 2/1/30	385	437,857
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	557,680
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	850	969,816
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	950	1,080,036
South Dakota Building Authority, 5.00%, 6/1/26	500	576,865
South Dakota Building Authority, 5.00%, 6/1/27	635	708,088
South Dakota Building Authority, 5.00%, 6/1/28	210	237,317
South Dakota Building Authority, Series 2015B, 5.00%, 6/1/30	200	224,482
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/24	650	658,989
Tulsa County Industrial Authority, OK, (Broken Arrow Public Schools), 5.00%, 9/1/23	500	557,735

		$47,447,076

Other Revenue — 7.5%
Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	$5,100	$5,314,149
California Infrastructure and Economic Development Bank, (The J. Paul Getty Trust), 1.779%, (70% of 1 mo. USD LIBOR + 0.20%), 4/1/21 (Put Date), 10/1/47(3)	2,500	2,503,125
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/28	1,000	1,124,960
District of Columbia, (National Public Radio, Inc.), 5.00%, 4/1/29	1,000	1,118,640
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/32	825	913,440
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/33	640	706,054
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/34	510	560,954
Fulton County Development Authority, GA, (Robert W. Woodruff Arts Center, Inc.), 5.00%, 3/15/24	600	663,786
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/25	155	176,547
Hyland Hills Park & Recreation District, CO, 5.00%, 12/15/26	150	172,287
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00%, 7/1/24	5,000	5,271,850
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/30(4)	400	437,796
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/31(4)	250	272,540
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/32(4)	365	396,729
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/33(4)	300	325,275
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/34(4)	475	513,751
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/27	500	563,895
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 4/1/29	275	306,089
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00% to 9/1/23 (Put Date), 4/1/48	3,500	3,652,985
Mississippi Development Bank, Special Obligation Bond, (Jackson Public School District), 5.00%, 4/1/25	1,270	1,428,204
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	5,000	5,235,950
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,234,211
Spartanburg County School District No. 7, SC, Special Obligation Bonds, 5.00%, 12/1/24	500	564,680

Security	Principal Amount (000’s omitted)	Value
Tennessee Energy Acquisition Corp., Gas Project Revenue, 4.00% to 11/1/25 (Put Date), 11/1/49	$5,000	$5,182,250
Virginia Resources Authority, 5.00%, 11/1/28	3,135	3,499,475
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/31	2,500	2,834,825
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,132,640

		$46,107,087

Senior Living/Life Care — 2.5%
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/33	$1,500	$1,600,890
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/28	50	53,994
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/30	910	972,799
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/22	250	270,925
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	111,411
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 2.50%, 1/1/26	640	605,984
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,136,006
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/21	250	266,957
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	250	271,210
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 5.00%, 5/1/22	225	240,838
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	960,940
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/23	600	646,002
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	250	271,640
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/29	600	648,360
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/30	200	214,936
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	250	267,690
New Hope Cultural Education Facilities Finance Corp., TX, (Westminster), 5.00%, 11/1/22	175	188,433
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/23	150	163,680
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/24	150	165,033
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/25	100	110,350
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/26	1,100	1,208,548
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/27	50	54,670
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/29	125	135,545

Security	Principal Amount (000’s omitted)	Value
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/32	$225	$241,441
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/30	200	214,850
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2016A, 5.00%, 10/1/31	675	720,380
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/30	250	270,145
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Series 2017A, 5.00%, 10/1/31	175	188,279
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	400	419,824
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/33	500	522,960
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/34	2,000	2,086,040

		$15,230,760

Special Tax Revenue — 3.0%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/26	$100	$113,416
Cape Coral, FL, Special Obligation Bonds, 5.00%, 10/1/23	500	558,190
Cuyahoga County, OH, Excise Tax Revenue, 5.00%, 12/1/23	500	556,505
Escambia County School Board, FL, Sales Tax Revenue, 5.00%, 9/1/26	450	516,433
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/31	1,000	1,148,570
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, 5.00%, 6/1/32	500	572,445
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/25	250	286,183
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/26	1,025	1,186,888
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/29	900	1,023,318
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/30	950	1,075,438
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/31	895	1,009,999
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 4/1/32	735	824,780
Miami-Dade County, FL, Special Obligation Bonds, 5.00%, 10/1/32	1,200	1,294,884
Mississippi Development Bank, Special Obligation Bonds, (Hinds County School District), 4.00%, 3/1/25	470	499,690
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	2,012,436
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 8/1/33	1,340	1,479,708
Oregon Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/31	1,400	1,569,946
St. Lucie County, FL, Special Tax Revenue, 5.00%, 10/1/30	1,000	1,141,110
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/26	100	112,325
Successor Agency to San Mateo Redevelopment Agency, CA, 5.00%, 8/1/29	140	156,257
Tri-County Metropolitan Transportation District, OR, Payroll Tax Revenue, 5.00%, 9/1/32	1,000	1,136,370

		$18,274,891

Transportation — 12.0%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), 4.00%, 1/1/31	$1,000	$1,012,420
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/27	2,755	3,192,990
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.10% to 4/1/22 (Put Date), 4/1/45	2,000	1,986,280
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.95% to 4/1/26 (Put Date), 4/1/47	1,800	1,827,036
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/25	100	112,492
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/26	1,000	1,133,540
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/28	150	166,050
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/29	150	165,342

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	$500	$549,085
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	1,000	1,094,660
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/33	500	543,835
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/28	2,905	3,332,006
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/29	3,060	3,481,515
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/30	1,000	1,130,870
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/31	1,000	1,127,070
Chicago, IL, (O’Hare International Airport), 5.25%, 1/1/32	2,565	2,881,239
Chicago, IL, (O’Hare International Airport), Series 2015B, 5.00%, 1/1/24	200	222,434
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	3,000	3,293,880
Commonwealth Transportation Board, VA, 5.00%, 9/15/30	1,240	1,413,575
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/30	2,545	2,655,046
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/23	1,000	1,120,110
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/24	650	738,172
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/25	625	715,687
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,650	1,857,718
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/32	2,100	2,354,898
E-470 Public Highway Authority, CO, 5.375%, 9/1/26	3,465	3,656,718
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	556,335
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/29	1,000	1,108,410
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/30	750	828,585
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	650	738,939
Illinois Toll Highway Authority, 5.00%, 1/1/29	175	196,805
Illinois Toll Highway Authority, 5.00%, 12/1/32	350	386,495
Kentucky Asset/Liability Commission, 2015 Federal Highway Trust Fund, 5.00%, 9/1/24	250	280,103
Kentucky Turnpike Authority, 5.00%, 7/1/33	500	545,250
Maryland Department of Transportation, 4.00%, 2/1/29	4,750	4,980,470
Metropolitan Transportation Authority, NY, 5.00%, 11/15/41	415	444,204
Miami-Dade County, FL, Seaport Revenue, 5.00%, 10/1/23	130	142,292
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	169,602
New Orleans Aviation Board, LA, 5.00%, 1/1/31	190	211,362
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/23	750	830,055
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/29	550	614,652
North Carolina, (Federal-Aid Highway Projects), 5.00%, 3/1/30	400	445,312
Pennsylvania Turnpike Commission, (SIFMA + 0.70%), 12/1/23(5)	5,000	5,001,900
Port of Seattle, WA, 5.00%, 3/1/24	250	280,075
Port of Seattle, WA, 5.00%, 3/1/25	150	168,750
Port of Seattle, WA, 5.00%, 3/1/27	250	279,818
Port of Seattle, WA, 5.00%, 3/1/29	250	278,250
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/28	1,370	1,595,817
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/31	300	342,693
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/32	660	749,239
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/33	600	677,952
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/34	650	731,029
Texas Transportation Commission, 5.00%, 4/1/33	50	55,702
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31(4)	2,920	3,309,440
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34(4)	1,005	1,124,525
Wisconsin, Transportation Revenue, 5.00%, 7/1/31	3,450	3,856,341
Wisconsin, Transportation Revenue, 5.00%, 7/1/32	700	780,892

		$73,475,962

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.4%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/25	$300	$341,028
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/29	115	128,647
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	100	111,356
Glendale, AZ, Water and Sewer Revenue, 5.00%, 7/1/28	1,500	1,687,635
Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue, 5.00%, 2/1/28	500	572,735
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/26	205	220,970
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/28	670	707,185
Los Angeles Department of Water and Power, CA, Water System Revenue, (SPA: Royal Bank of Canada), 1.25%, 7/1/35(2)	5,000	5,000,000
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/31	130	138,603
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	875	926,257
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32(4)	1,995	2,059,199
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/27	600	691,350
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	570,200
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/30	600	681,150
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: Barclays Bank PLC), 1.67%, 6/15/50(6)	5,000	5,000,000
Oklahoma City Water Utilities Trust, OK, 5.00%, 7/1/26	3,000	3,330,930
Rapid City, SD, Water Revenue, 4.00%, 11/1/29	600	634,896
Rapid City, SD, Water Revenue, 4.00%, 11/1/30	670	705,946
Rapid City, SD, Water Revenue, 5.00%, 11/1/26	1,000	1,140,280
Rapid City, SD, Water Revenue, 5.00%, 11/1/27	515	585,493
St. Joseph Industrial Development Authority, MO, (Sewerage System Improvements), 5.00%, 4/1/26	500	563,220
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	505	569,004
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/28	550	616,160

		$26,982,244

Total Tax-Exempt Investments — 98.6% (identified cost $610,645,335)		$605,664,001

Other Assets, Less Liabilities — 1.4%		$8,892,990

Net Assets — 100.0%		$614,556,991

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2018, the concentration of the Portfolio’s investments in the various states, determined as a percentage of net assets, is as follows:

California	11.5%
Texas	10.1%
Others, representing less than 10% individually	77.0%

The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 5.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 3.5% of total investments.

(1)	Amount is less than 0.05%.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2018.

(3)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2018.

(4)	When-issued security.

(5)	When-issued, variable rate security whose interest rate will be determined after October 31, 2018.

(6)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at October 31, 2018.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LIBOR	-	London Interbank Offered Rate

LIQ	-	Liquidity Provider

LOC	-	Letter of Credit

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at October 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$605,664,001	$—	$605,664,001
Total Investments	$—	$605,664,001	$—	$605,664,001

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

TABS 10-to-20 Year Laddered Municipal Bond Fund

October 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Security	Principal Amount (000’s omitted)	Value
Education — 6.1%
Colorado Educational and Cultural Facilities Authority, (University of Denver), 4.00%, 3/1/35	$100	$102,708
Colorado School of Mines, 4.00%, 12/1/34	300	307,347
Madison County Capital Resource Corp., NY, (Colgate University), 5.00%, 7/1/31	100	111,675

		$521,730

Electric Utilities — 0.6%
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 4.00%, 12/1/35	$50	$51,282

		$51,282

General Obligations — 20.7%
California, 4.00%, 9/1/32	$225	$234,992
Cascade School District No. 228, Chelan County, WA, 4.00%, 12/1/26	100	106,978
Colonial School District, PA, 5.00%, 2/15/35	75	83,900
Colonial School District, PA, 5.00%, 2/15/36	100	111,284
Lakeland, FL, 5.00%, 10/1/29	100	112,146
Lakeland, FL, 5.00%, 10/1/31	100	111,403
Lewis and Thurston Counties Centralia School District No. 401, WA, 5.00%, 12/1/37	145	161,268
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/33	125	130,934
Monterey Peninsula Community College District, CA, 4.00%, 8/1/33	100	104,213
Rowland Unified School District, CA, (Election of 2012), 0.00%, 8/1/34	400	206,156
Williamson County, TX, 4.00%, 2/15/29	150	158,354
Williamson County, TX, 4.00%, 2/15/30	100	104,984
Williamson County, TX, 5.00%, 2/15/28	125	140,821

		$1,767,433

Hospital — 8.8%
Lexington County Health Services District, Inc., SC, 4.00%, 11/1/33	$150	$150,000
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	50	55,774
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/31	50	54,112
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/39	100	105,479
New Hampshire Health and Education Facilities Authority, (Concord Hospital), 5.00%, 10/1/32	150	165,286
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	100	109,777
North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/33	100	109,340

		$749,768

Housing — 1.6%
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33(1)	$140	$139,993

		$139,993

1

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 2.7%
Patterson Joint Unified School District, CA, (Election 2018), (BAM), 5.00%, 8/1/29(1)	$200	$227,640

		$227,640

Insured-General Obligations — 5.5%
Cave Creek Unified School District No. 93, Maricopa County, AZ, (BAM), 4.00%, 7/1/29	$100	$104,763
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	100	53,845
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/35	100	48,578
Sienna Plantation Levee Improvement District of Fort Bend County, TX, (AGM), 4.00%, 9/1/31	150	153,703
Zeeland Public Schools, MI, (AGM), 5.00%, 5/1/28	100	111,852

		$472,741

Insured-Transportation — 4.5%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/32	$100	$110,430
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/33	100	109,939
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	150	164,421

		$384,790

Lease Revenue/Certificates of Participation — 4.5%
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/33	$150	$156,478
Riverside County Public Financing Authority, CA, 5.00%, 11/1/27	150	171,144
Riverside County Public Financing Authority, CA, 5.00%, 11/1/28	50	56,844

		$384,466

Other Revenue — 10.0%
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/30	$100	$111,926
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/36	250	273,167
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/30(1)	125	136,811
Las Vegas Convention and Visitors Authority, NV, 5.00%, 7/1/31(1)	150	163,524
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/34	50	56,408
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/35	100	112,624

		$854,460

Senior Living/Life Care — 15.8%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/30	$250	$267,612
Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/31	150	164,190
Maryland Health and Higher Educational Facilities Authority, (Broadmead), 5.00%, 7/1/32	220	240,128
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/28	150	162,984
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/31	100	107,076
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities), 5.00%, 8/1/35	150	159,515
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/32	100	104,956
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/34	40	41,721
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/34	100	105,364

		$1,353,546

2

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 3.5%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/34	$225	$248,697
Baltimore, MD, Special Tax Obligation, 5.00%, 6/15/29	50	54,086

		$302,783

Transportation — 12.9%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/37	$250	$271,790
New Orleans Aviation Board, LA, 5.00%, 1/1/36	125	136,539
New Orleans Aviation Board, LA, 5.00%, 1/1/37	50	54,542
Oklahoma Turnpike Authority, 4.00%, 1/1/38	250	251,897
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/35	150	167,914
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	200	223,192

		$1,105,874

Water and Sewer — 1.4%
Buffalo Municipal Water Finance Authority, NY, 5.00%, 7/1/30	$50	$55,678
Tucson, AZ, Water System Revenue, 5.00%, 7/1/32	60	67,816

		$123,494

Total Tax-Exempt Investments — 98.6% (identified cost $8,414,809)		$8,440,000

Short-Term Investments — 9.0%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(2)	767,499	$767,422

Total Short-Term Investments (identified cost $767,499)		$767,422

Total Investments — 107.6% (identified cost $9,182,308)		$9,207,422

Other Assets, Less Liabilities — (7.6)%		$(651,305)

Net Assets — 100.0%		$8,556,117

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At October 31, 2018, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	14.4%
Florida	10.7%
Others, representing less than 10% individually	73.5%

3

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2018, 11.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.6% to 8.2% of total investments.

(1)	When-issued security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2018 was $8,130.

Abbreviations:

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

The Fund did not have any open derivative instruments at October 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$8,440,000	$—	$8,440,000
Short-Term Investments	—	767,422	—	767,422
Total Investments	$—	$9,207,422	$—	$9,207,422

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018